UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Total Return Bond Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2024
Eaton Vance
Total Return Bond Fund

Eaton Vance
Total Return Bond Fund
March 31, 2024
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian Ellis, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/17/2009	11/17/2009	7.57%	4.39%	1.37%	2.90%
Class A with 3.25% Maximum Sales Charge	—	—	4.08	0.99	0.71	2.55
Class C at NAV	11/17/2009	11/17/2009	7.18	3.52	0.62	2.28
Class C with 1% Maximum Deferred Sales Charge	—	—	6.18	2.53	0.62	2.28
Class I at NAV	11/17/2009	11/17/2009	7.71	4.65	1.63	3.14
Class R6 at NAV	06/30/2023	11/17/2009	7.74	4.70	1.63	3.15

Bloomberg U.S. Aggregate Bond Index	—	—	5.99%	1.70%	0.36%	1.54%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.87%	1.62%	0.62%	0.56%
Net	0.74	1.49	0.49	0.43
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Total Return Bond Fund
March 31, 2024
Fund Profile

Asset Allocation (% of total investments)
Credit Quality (% of bond holdings)[1]

Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll for securitized debt instruments only (such as asset-backed securities and mortgage-backed securities) as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
Total Return Bond Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective May 1, 2015, the Fund changed its investment objective and policies. Prior to May 1, 2015, the Fund invested primarily in Build America Bonds. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Total Return Bond Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,075.70	$3.89**	0.75%
Class C	$1,000.00	$1,071.80	$7.77**	1.50%
Class I	$1,000.00	$1,077.10	$2.60**	0.50%
Class R6	$1,000.00	$1,077.40	$2.18**	0.42%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.25	$3.79**	0.75%
Class C	$1,000.00	$1,017.50	$7.57**	1.50%
Class I	$1,000.00	$1,022.50	$2.53**	0.50%
Class R6	$1,000.00	$1,022.90	$2.12**	0.42%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Eaton Vance
Total Return Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Affiliated Investment Funds — 0.7%
Security	Shares	Value
Eaton Vance Emerging Markets Local Income Fund, Class I	2,992,039	$ 10,232,773
Total Affiliated Investment Funds (identified cost $10,351,337)		$ 10,232,773

Asset-Backed Securities — 16.7%
Security	Principal Amount (000's omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,084	$ 1,507,514
ACHV ABS Trust:
Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	1,435	1,437,429
Series 2023-3PL, Class B, 7.17%, 8/19/30(1)	2,750	2,764,608
Series 2023-4CP, Class B, 7.24%, 11/25/30(1)	1,200	1,210,413
AMSR Trust, Series 2021-SFR2, Class F1, 3.275%, 8/17/38(1)	500	452,616
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.37%, 4/15/27(1)	1,450	1,400,227
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	5,213	4,870,978
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 9.622%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	3,000	3,007,896
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class B, 7.276%, (3 mo. SOFR + 1.962%), 1/15/35(1)(2)	3,000	3,002,346
Bridge Trust, Series 2022-SFR1, Class E2, 6.30%, 11/17/37(1)	8,000	7,673,734
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)(3)	2,500	2,509,817
Bryant Park Funding Ltd., Series 2024-22A, Class D, 9.613%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	3,000	3,003,504
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/39(1)	7,907	7,126,154
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,176	2,850,505
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(4)	2,800	1,902,772
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	4,300	3,881,585
Series 2021-1A, Class C, 5.99%, 12/26/51(1)	2,900	2,589,162
Conn's Receivables Funding LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	976	974,389
Series 2022-A, Class B, 9.52%, 12/15/26(1)	431	431,902
Series 2022-A, Class C, 0.00%, 12/15/26(1)	3,700	3,378,940
Series 2023-A, Class B, 10.00%, 1/17/28(1)	3,167	3,195,601
Series 2024-A, Class B, 9.80%, 1/16/29(1)	3,100	3,098,472
Security	Principal Amount (000's omitted)	Value
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	$992	$ 889,653
Diamond Issuer, Series 2021-1A, Class B, 2.701%, 11/20/51(1)	1,000	854,649
Driven Brands Funding LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	2,554	2,509,146
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	1,912	1,855,126
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	4,108	3,869,341
Dryden 77 CLO Ltd., Series 2020-77A, Class BR, 7.231%, (3 mo. SOFR + 1.912%), 5/20/34(1)(2)	1,200	1,200,052
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 9.128%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	2,500	2,504,470
Empower CLO Ltd., Series 2024-1A, Class D1, 9.061%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,017,679
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/25/49(1)	2,475	2,447,137
Series 2019-1A, Class B, 4.14%, 7/25/49(1)	3,502	3,465,186
Series 2019-1A, Class C, 5.219%, 7/25/49(1)	3,040	3,008,286
Falcon Aerospace Ltd.:
Series 2019-1, Class A, 3.597%, 9/15/39(1)	1,534	1,403,611
Series 2019-1, Class B, 4.791%, 9/15/39(1)	4,067	3,152,079
Series 2019-1, Class C, 6.656%, 9/15/39(1)	3,280	1,361,266
FirstKey Homes Trust:
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	3,093	2,767,164
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	3,615	3,200,341
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	4,949	4,318,219
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	4,000	3,530,312
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	4,000	3,549,132
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(5)	2,285	2,015,728
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(5)	1,690	1,497,729
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	6,197	6,271,215
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	2,331	2,263,145
Series 2022-1, Class A2, 7.206%, 7/30/52(1)	1,970	1,978,083
FREED ABS Trust, Series 2022-4FP, Class B, 7.58%, 12/18/29(1)	313	313,487
GAIA Aviation Ltd., Series 2019-1, Class A, 3.967%, to 15/12/26, 12/15/44(1)(6)	641	598,196
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)(3)	1,500	1,505,893
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 9.296%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	3,000	3,004,536
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(1)	5,000	4,897,370
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	6,730	6,030,796

6
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	$1,571	$ 1,420,939
JPMorgan Chase Bank NA:
Series 2021-3, Class D, 1.009%, 2/26/29(1)	248	240,468
Series 2021-3, Class E, 2.102%, 2/26/29(1)	146	142,165
Loanpal Solar Loan Ltd.:
Series 2020-2GF, Class C, 3.50%, 7/20/47(1)	4,994	3,069,291
Series 2020-3GS, Class C, 3.50%, 12/20/47(1)	4,157	2,522,475
Series 2021-1GS, Class C, 3.50%, 1/20/48(1)	1,546	972,001
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	505	435,059
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	324	179,000
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	5,955	5,290,985
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,469	1,305,572
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	155	145,164
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,436	2,166,720
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)	5,084	5,160,926
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	232	216,256
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,594	1,487,059
OCP CLO Ltd., Series 2024-32A, Class D1, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)(3)	3,000	3,011,778
Octane Receivables Trust, Series 2022-1, Class A2, 4.18%, 3/20/28(1)	784	777,687
Oportun Issuance Trust, Series 2021-B, Class A, 1.47%, 5/8/31(1)	6,725	6,380,989
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	348	339,415
Series 2021-3, Class C, 3.27%, 5/15/29(1)	2,900	2,525,784
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,319	3,898,461
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,323	947,809
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 9.224%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	3,000	3,008,346
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,336	2,122,615
PMT Issuer Trust - FMSR:
Series 2021-FT1, Class A, 8.444%, (1 mo. SOFR + 3.115%), 3/25/26(1)(2)	390	394,909
Series 2022-FT1, Class A, 9.511%, (30-day SOFR Average + 4.19%), 6/25/27(1)(2)	5,455	5,534,784
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 8.529%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	2,800	2,834,360
Security	Principal Amount (000's omitted)	Value
Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29(1)	$1,957	$ 1,963,374
Raptor Aircraft Finance I LLC, Series 2019-1, Class A, 4.213%, 8/23/44(1)	1,272	1,048,789
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	4,877	3,315,008
Series 2023-1A, Class B, 5.75%, 9/15/48(1)	4,890	4,592,297
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	633	566,725
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	741	635,127
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,673	4,437,628
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,774	3,577,938
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,096	1,033,278
STAR Trust:
Series 2021-SFR1, Class G, 8.641%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	2,494	2,389,208
Series 2021-SFR1, Class H, 9.891%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,473,959
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	952	746,161
Series 2021-B, Class B, 2.01%, 7/20/48(1)	2,240	1,858,149
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)	1,727	1,453,760
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,761	2,241,291
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	3,586	3,418,338
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	8,111	6,491,736
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	426	424,881
Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,858	3,522,565
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	3,088	2,723,084
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	5,000	4,453,763
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,421	1,204,074
Series 2020-A, Class C, 6.657%, 3/15/45(1)	445	410,402
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	2,090	2,194,769
Total Asset-Backed Securities (identified cost $262,676,247)		$ 254,256,912

7
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 5.1%
Security	Principal Amount (000's omitted)	Value
Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35(1)(5)	$2,000	$ 1,873,253
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(6)	1,990	1,809,794
CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 2/25/37(1)(5)	2,500	2,195,882
Eagle RE Ltd., Series 2021-2, Class M1B, 7.37%, (30-day SOFR Average + 2.05%), 4/25/34(1)(2)	1,087	1,090,876
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	241	245,213
Class BZ, 6.00% PAC CMO, 4/25/54	1,140	1,166,823
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2020-HQA2, Class B1, 9.535%, (30-day SOFR Average + 4.214%), 3/25/50(1)(2)	1,878	2,124,240
Series 2021-DNA2, Class B1, 8.72%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	2,165	2,386,975
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.785%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	1,390	1,504,697
Series 2019-R02, Class 1B1, 9.585%, (30-day SOFR Average + 4.264%), 8/25/31(1)(2)	509	542,686
Series 2019-R03, Class 1B1, 9.535%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	1,047	1,115,452
Series 2019-R06, Class 2B1, 9.185%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	7,810	8,151,644
Series 2019-R07, Class 1B1, 8.835%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	3,026	3,153,100
Series 2020-R02, Class 2B1, 8.435%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	1,612	1,671,993
Series 2021-R01, Class 1B2, 11.32%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	1,995	2,126,238
Series 2021-R02, Class 2B1, 8.62%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	584	604,749
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(5)	1,000	663,024
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	1,002	1,022,023
Series 2023-84, Class MW, 6.00%, 6/20/53	1,051	1,069,677
Series 2023-98, Class BW, 6.00% PAC CMO, 7/20/53	1,190	1,214,306
Series 2023-99, Class AL, 6.00%, 7/20/53	1,190	1,214,143
Series 2023-102, Class SG, 2.723%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(7)	1,733	1,662,503
Series 2023-116, Class CY, 6.00%, 8/20/53	2,770	2,828,882
Series 2023-133, Class S, 5.642%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(7)	3,762	3,819,365
Series 2023-164, Class EL, 6.00%, 11/20/53	1,580	1,621,779
Series 2023-173, Class AX, 6.00%, 11/20/53	2,750	2,815,299
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-182, Class EL, 6.00%, 12/20/53	$3,000	$ 3,057,402
Series 2024-46, Class AL, 6.00% PAC CMO, 3/20/54	1,605	1,635,478
Home RE Ltd., Series 2021-2, Class B1, 9.47%, (30-day SOFR Average + 4.15%), 1/25/34(1)(2)	3,670	3,719,297
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.019%, (30-day SOFR Average + 1.70%), 3/25/54(1)(2)	3,691	3,722,776
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(6)	1,550	1,578,455
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(6)	1,624	1,656,494
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(6)	1,585	1,610,558
Mello Warehouse Securitization Trust, Series 2021-3, Class E, 8.694%, (1 mo. SOFR + 3.364%), 11/25/55(1)(2)	4,000	4,030,986
MFA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(6)	1,396	1,401,720
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(6)	3,425	3,425,804
Oaktown Re VI Ltd., Series 2021-1A, Class M1B, 7.37%, (30-day SOFR Average + 2.05%), 10/25/33(1)(2)	392	393,067
PMT Issuer Trust, 2024 Participation, 11.08%, (30-day SOFR Average + 5.75%), 12/24/24	1,129	1,138,288
RMF Buyout Issuance Trust, Series 2020-HB1, Class M5, 6.00%, 10/25/50(1)	1,228	798,277
Total Collateralized Mortgage Obligations (identified cost $76,084,255)		$ 77,863,218

Commercial Mortgage-Backed Securities — 7.8%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(5)	$7,255	$ 2,575,822
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(5)	7,215	1,517,996
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.54%, 2/15/50(1)(5)	3,500	2,583,488
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class C, 6.54%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	6,379	6,289,860
Series 2021-VOLT, Class D, 7.09%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	474	467,979

8
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(5)	$1,500	$ 1,252,711
Series 2016-C7, Class D, 4.367%, 12/10/54(1)(5)	1,725	1,320,342
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(1)	4,000	3,479,121
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.463%, 8/10/50(1)(5)	3,062	2,777,274
Series 2013-CR13, Class C, 4.919%, 11/10/46(5)	353	328,494
Series 2015-CR22, Class D, 4.066%, 3/10/48(1)(5)	2,324	1,979,807
CSMC Trust:
Series 2016-NXSR, Class D, 4.425%, 12/15/49(1)(5)	2,000	1,394,422
Series 2021-BPNY, Class A, 9.155%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	3,917	3,515,190
Series 2021-WEHO, Class A, 9.409%, (1 mo. SOFR + 4.083%), 4/15/26(1)(2)	396	390,068
Series 2022-CNTR, Class A, 9.27%, (1 mo. SOFR + 3.944%), 1/15/25(1)(2)	3,745	3,406,761
Series 2022-NWPT, Class A, 8.468%, (1 mo. SOFR + 3.143%), 9/9/24(1)(2)	3,163	3,182,735
Extended Stay America Trust:
Series 2021-ESH, Class C, 7.14%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	2,904	2,903,792
Series 2021-ESH, Class D, 7.69%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	8,631	8,630,566
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.685%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	2,795	2,759,605
Series 2020-01, Class M10, 9.185%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	7,219	7,160,203
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	2,143	2,238,711
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.561%, 9/15/47(1)(5)	1,250	747,353
Series 2014-C23, Class D, 3.98%, 9/15/47(1)(5)	3,000	2,692,154
Series 2014-C25, Class D, 3.932%, 11/15/47(1)(5)	2,600	1,498,072
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class D, 4.884%, 12/15/46(1)(5)	1,119	994,864
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	196,280
Med Trust:
Series 2021-MDLN, Class E, 8.59%, (1 mo. SOFR + 3.264%), 11/15/38(1)(2)	4,150	4,144,241
Series 2021-MDLN, Class F, 9.44%, (1 mo. SOFR + 4.114%), 11/15/38(1)(2)	3,200	3,203,057
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.717%, 5/15/49(5)(8)	4,199	3,882,427
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	3,048	2,491,553
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(5)(8)	5,000	3,250,295
Security	Principal Amount (000's omitted)	Value
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR + 2.692%), 5/15/36(1)(2)(8)	$3,960	$ 3,898,441
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36(1)(2)(8)	2,219	2,162,599
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 8.50%, (USD Prime), 6/15/35(1)(2)	3,219	1,347,722
ORL Trust, Series 2023-GLKS, Class A, 7.676%, (1 mo. SOFR + 2.35%), 10/19/36(1)(2)	2,011	2,026,082
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.511%, (1 mo. SOFR + 2.186%), 5/15/37(1)(2)	2,000	2,024,650
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 3.906%, 4/10/46(1)(5)	1,707	1,469,977
VMC Finance LLC, Series 2021-HT1, Class B, 9.941%, (1 mo. SOFR + 4.614%), 1/18/37(1)(2)	8,477	8,085,527
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,501,025
Series 2015-NXS1, Class C, 3.848%, 5/15/48(5)	1,000	923,420
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,761,404
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	6,000	3,955,559
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	2,294,424
Total Commercial Mortgage-Backed Securities (identified cost $134,358,480)		$ 117,706,073

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Biotechnology — 0.0%(9)
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	$175	$ 172,270
		$ 172,270
Commercial Services — 0.0%(9)
Block, Inc., 0.125%, 3/1/25	$170	$ 174,463
		$ 174,463
Computers — 0.0%(9)
Rapid7, Inc., 0.25%, 3/15/27	$175	$ 154,073
		$ 154,073

9
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 0.0%(9)
Ford Motor Co., 0.00%, 3/15/26	$200	$ 207,700
		$ 207,700
Electric Utilities — 0.0%(9)
NRG Energy, Inc., 2.75%, 6/1/48	$200	$ 331,400
		$ 331,400
Leisure Time — 0.0%(9)
NCL Corp. Ltd., 1.125%, 2/15/27	$200	$ 189,620
		$ 189,620
Oil and Gas — 0.0%(9)
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	$200	$ 180,741
		$ 180,741
Pharmaceuticals — 0.1%
Dexcom, Inc., 0.25%, 11/15/25	$175	$ 192,742
Jazz Investments I Ltd., 2.00%, 6/15/26	200	199,077
		$ 391,819
Software — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29(1)	$200	$ 206,100
BILL Holdings, Inc., 0.00%, 12/1/25	175	163,800
Tyler Technologies, Inc., 0.25%, 3/15/26	175	176,663
		$ 546,563
Total Convertible Bonds (identified cost $2,254,077)		$ 2,348,649

Corporate Bonds — 32.9%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$1,969	$ 1,956,573
BAE Systems PLC, 5.30%, 3/26/34(1)	1,952	1,962,524
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 4/29/26	3,449	3,407,343
		$ 7,326,440
Security	Principal Amount (000's omitted)	Value
Auto Manufacturers — 0.7%
Hyundai Capital America:
5.40%, 1/8/31(1)	$573	$ 575,704
5.70%, 6/26/30(1)	2,036	2,076,429
6.20%, 9/21/30(1)	975	1,017,787
Tapestry, Inc.:
7.00%, 11/27/26	1,643	1,693,480
7.35%, 11/27/28	4,579	4,827,623
		$ 10,191,023
Banks — 10.5%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(10)	$2,300	$ 2,340,363
African Export-Import Bank, 3.994%, 9/21/29(11)	2,200	1,980,304
Banco do Brasil SA, 6.00%, 3/18/31(1)	7,000	7,043,750
Banco Mercantil del Norte SA, 7.50% to 6/27/29(1)(10)(12)	745	743,663
Banco Santander SA:
6.35%, 3/14/34	5,400	5,407,752
9.625% to 11/21/28(10)(12)	3,000	3,209,790
Bank Hapoalim BM, 3.255% to 10/21/26, 1/21/32(1)(10)(11)	2,600	2,338,193
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(10)(11)	2,360	2,333,061
Bank of America Corp., 5.468% to 1/23/34, 1/23/35(10)	14,406	14,505,360
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(10)	7,660	7,813,797
Barclays PLC:
5.088% to 6/20/29, 6/20/30(10)	3,250	3,132,627
5.69% to 3/12/29, 3/12/30(10)	2,900	2,916,060
6.496% to 9/13/26, 9/13/27(10)	3,596	3,669,360
BBVA Bancomer SA:
5.125% to 1/18/28, 1/18/33(1)(10)	2,270	2,111,077
8.125% to 1/8/34, 1/8/39(1)(10)	4,440	4,602,930
8.45% to 6/29/33, 6/29/38(1)(10)	2,261	2,389,000
BNP Paribas SA, 7.75% to 8/16/29(1)(10)(12)	8,000	8,209,464
BPCE SA, 3.648% to 1/14/32, 1/14/37(1)(10)	1,518	1,270,453
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(10)	2,818	3,014,076
Credit Agricole SA, 6.251%, to 1/10/34, 1/10/35(1)(10)	6,683	6,797,510
Discover Bank, 5.974% to 8/9/28(10)(12)	3,430	3,415,310
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(10)	3,399	3,617,710
Intesa Sanpaolo SpA:
7.778% to 6/20/53, 6/20/54(1)(10)	2,500	2,668,444
8.248% to 11/21/32, 11/21/33(1)(10)	3,183	3,556,933
KeyBank NA:
4.15%, 8/8/25	3,055	2,970,601

10
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
KeyBank NA: (continued)
5.85%, 11/15/27	$3,495	$ 3,467,903
KeyCorp, 3.878% to 5/23/24, 5/23/25(10)	1,630	1,622,722
Macquarie Group Ltd., 6.255%, to 12/7/33, 12/7/34(1)(10)	2,429	2,543,825
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(10)	4,175	4,159,534
6.066% to 1/19/34, 1/19/35(1)(10)	3,242	3,263,598
8.50% to 3/25/34(1)(10)(12)	10,450	10,423,875
Synchrony Bank, 5.40%, 8/22/25	1,200	1,189,395
Synchrony Financial, 4.875%, 6/13/25	563	554,782
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	5,334	5,182,874
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	3,393	2,929,735
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(10)	4,577	4,812,043
U.S. Bancorp, 5.678% to 1/23/34, 1/23/35(10)	8,834	8,923,678
UBS Group AG:
4.375% to 2/10/31(1)(10)(12)	3,315	2,734,283
9.25% to 11/13/28(1)(10)(12)	4,910	5,332,137
		$ 159,197,972
Chemicals — 0.5%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	$2,200	$ 2,346,227
Sasol Financing USA LLC, 8.75%, 5/3/29(1)	5,000	5,100,940
		$ 7,447,167
Commercial Services — 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	$957	$ 957,175
Ashtead Capital, Inc.:
4.25%, 11/1/29(1)	2,785	2,598,912
5.95%, 10/15/33(1)	3,750	3,794,098
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	2,340	2,289,075
		$ 9,639,260
Computers — 1.0%
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	$4,495	$ 3,983,007
3.15%, 10/15/31	6,646	5,595,573
6.35%, 2/20/34	1,700	1,745,880
Seagate HDD Cayman:
5.75%, 12/1/34	1,953	1,912,114
Security	Principal Amount (000's omitted)	Value
Computers (continued)
Seagate HDD Cayman: (continued)
9.625%, 12/1/32	$1,901	$ 2,167,935
		$ 15,404,509
Diversified Financial Services — 6.1%
Ally Financial, Inc.:
2.20%, 11/2/28	$7,600	$ 6,519,166
Series B, 4.70% to 5/15/26(10)(12)	8,310	7,150,427
Alpha Holding SA de CV, 9.00%, 2/10/25(1)(13)	2,946	44,191
American AgCredit Corp., Series A, 5.25% to 6/15/26(1)(10)(12)	1,431	1,359,450
Antares Holdings LP, 6.50%, 2/8/29(1)	3,770	3,746,820
Apollo Debt Solutions BDC, 6.90%, 4/13/29(1)	5,273	5,326,929
Aviation Capital Group LLC, 6.25%, 4/15/28(1)	6,497	6,635,985
Blackstone Private Credit Fund, 6.25%, 1/25/31(1)	5,230	5,257,570
Blue Owl Credit Income Corp., 6.65%, 3/15/31(1)	5,075	4,957,556
CI Financial Corp.:
3.20%, 12/17/30	3,912	3,207,542
4.10%, 6/15/51	3,984	2,491,805
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	3,639	3,607,487
7.122%, 11/7/33	5,474	5,893,688
7.20%, 6/10/30	2,303	2,445,896
7.35%, 3/6/30	5,097	5,437,497
Inversiones La Construccion SA, 4.75%, 2/7/32(11)	2,250	1,923,750
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	240	220,796
6.75%, 11/17/28	2,380	2,493,776
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	5,745	6,098,850
Radian Group, Inc., 6.20%, 5/15/29	3,257	3,307,584
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	2,900	2,529,247
TPG Operating Group II LP, 5.875%, 3/5/34	6,590	6,686,689
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(10)	5,038	4,922,102
		$ 92,264,803
Electric Utilities — 0.4%
Cometa Energia SA de CV, 6.375%, 4/24/35(11)	$1,885	$ 1,901,221
Edison International, Series B, 5.00% to 12/15/26(10)(12)	2,996	2,845,908
Minejesa Capital BV, 4.625%, 8/10/30(11)	1,953	1,858,033
		$ 6,605,162

11
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electrical and Electronic Equipment — 0.2%
Vontier Corp., 2.95%, 4/1/31	$3,671	$ 3,071,914
		$ 3,071,914
Entertainment — 0.1%
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	$1,800	$ 1,495,162
		$ 1,495,162
Foods — 0.3%
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	$4,300	$ 4,144,046
		$ 4,144,046
Health Care — 0.8%
Centene Corp.:
2.50%, 3/1/31	$3,824	$ 3,148,615
3.375%, 2/15/30	990	876,716
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	2,631	2,509,264
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(1)	2,520	2,428,945
UnitedHealth Group, Inc., 5.375%, 4/15/54	3,883	3,952,149
		$ 12,915,689
Insurance — 2.3%
American National Group LLC, 6.144%, 6/13/32(1)	$3,300	$ 3,122,919
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(10)(11)	2,860	3,569,404
Athene Global Funding, 2.646%, 10/4/31(1)	5,300	4,336,355
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	5,247	4,349,288
6.75%, 3/15/54(1)	7,800	8,008,630
7.95%, 6/15/33(1)	1,680	1,866,430
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	7,769	7,032,241
Stewart Information Services Corp., 3.60%, 11/15/31	4,244	3,471,254
		$ 35,756,521
Leisure Time — 0.7%
Brunswick Corp., 5.85%, 3/18/29	$5,278	$ 5,338,233
NCL Corp. Ltd., 5.875%, 3/15/26(1)	2,550	2,518,917
Viking Cruises Ltd., 5.875%, 9/15/27(1)	2,525	2,479,083
		$ 10,336,233
Mining — 0.2%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	$2,870	$ 2,777,286
		$ 2,777,286
Security	Principal Amount (000's omitted)	Value
Oil and Gas — 1.4%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)	$2,740	$ 2,774,110
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(13)	3,339	1,455,186
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	1,315	1,315,807
Occidental Petroleum Corp., 7.50%, 5/1/31	3,000	3,341,274
Petroleos Mexicanos, 6.84%, 1/23/30	8,155	7,197,306
Raizen Fuels Finance SA:
6.45%, 3/5/34(1)	1,639	1,682,619
6.95%, 3/5/54(1)	1,060	1,091,936
Var Energi ASA, 7.50%, 1/15/28(1)	3,000	3,177,950
		$ 22,036,188
Packaging & Containers — 0.4%
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)(14)	$3,465	$ 3,514,752
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	2,874	2,836,243
		$ 6,350,995
Pharmaceuticals — 0.7%
AbbVie, Inc.:
5.35%, 3/15/44	$453	$ 462,206
5.50%, 3/15/64	3,558	3,662,085
Bristol-Myers Squibb Co.:
5.55%, 2/22/54	2,496	2,569,062
5.65%, 2/22/64	3,741	3,852,094
		$ 10,545,447
Pipelines — 0.4%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(10)	$5,500	$ 5,737,034
		$ 5,737,034
Real Estate Investment Trusts (REITs) — 2.3%
American Assets Trust LP, 3.375%, 2/1/31	$3,290	$ 2,685,076
COPT Defense Properties LP, 2.90%, 12/1/33	3,876	3,041,662
EPR Properties:
3.60%, 11/15/31	2,705	2,262,649
3.75%, 8/15/29	3,550	3,138,630
4.95%, 4/15/28	3,559	3,390,173
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	5,525	5,767,824
Kite Realty Group LP, 5.50%, 3/1/34	2,624	2,608,422
Newmark Group, Inc., 7.50%, 1/12/29(1)	6,625	6,819,324
VICI Properties LP, 5.75%, 4/1/34	5,255	5,210,099
		$ 34,923,859

12
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Retail — 0.5%
Lithia Motors, Inc., 4.375%, 1/15/31(1)	$2,811	$ 2,520,320
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	2,400	2,249,305
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	2,575	2,311,683
		$ 7,081,308
Semiconductors — 0.2%
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	$3,873	$ 3,883,138
		$ 3,883,138
Software — 0.6%
Concentrix Corp., 6.60%, 8/2/28	$8,433	$ 8,534,368
		$ 8,534,368
Telecommunications — 1.3%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	$2,440	$ 2,301,848
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	6,135	6,018,159
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	2,325	2,184,311
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	1,360	1,041,557
SES SA, 5.30%, 4/4/43(1)	810	602,819
Sprint LLC, 7.125%, 6/15/24	7,960	7,978,610
		$ 20,127,304
Transportation — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	$2,973	$ 2,596,638
		$ 2,596,638
Total Corporate Bonds (identified cost $501,264,372)		$ 500,389,466

Preferred Stocks — 0.3%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP:
Series A, 5.75%	187,034	$ 2,386,554
Series A2, 6.375%	74,772	1,077,464
		$ 3,464,018
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%	67,450	$ 1,215,449
		$ 1,215,449
Total Preferred Stocks (identified cost $8,231,400)		$ 4,679,467

Sovereign Government Bonds — 1.3%
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 0.2%
Dominican Republic International Bonds:
11.25%, 9/15/35(11)	DOP	166,000	$ 3,050,922
13.625%, 2/3/33(11)	DOP	16,600	342,484
			$ 3,393,406
Mexico — 0.6%
Mexico Bonos, 8.00%, 9/5/24	MXN	85,000	$ 5,044,388
Mexico Udibonos, 4.00%, 11/30/28	MXN	85,155	4,870,224
			$ 9,914,612
South Africa — 0.2%
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	3,118	$ 2,814,182
			$ 2,814,182
Uruguay — 0.3%
Uruguay Government International Bonds, 9.75%, 7/20/33	UYU	148,900	$ 4,173,667
			$ 4,173,667
Total Sovereign Government Bonds (identified cost $19,628,791)			$ 20,295,867

U.S. Government Agency Mortgage-Backed Securities — 8.7%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 2.00%, 4/1/51	$1,020	$ 823,993
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(15)	8,514	7,886,758
4.50%, 30-Year, TBA(15)	18,576	17,694,366

13
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security: (continued)
5.00%, 30-Year, TBA(15)	$108,375	$ 105,809,558
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $133,041,059)		$ 132,214,675

U.S. Treasury Obligations — 28.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.375%, 2/15/42	$72,222	$ 53,740,503
2.875%, 5/15/43	9,503	7,554,328
2.875%, 5/15/52	5,803	4,392,599
3.625%, 2/15/53	8,233	7,231,533
3.625%, 5/15/53	8,400	7,382,648
3.875%, 2/15/43	4,455	4,119,657
3.875%, 5/15/43	3,760	3,471,391
4.00%, 11/15/52	6,082	5,720,169
4.25%, 2/15/54	7,725	7,598,865
4.50%, 2/15/44	9,675	9,730,934
4.75%, 11/15/43	3,380	3,507,278
4.75%, 11/15/53	7,300	7,794,461
5.375%, 2/15/31	9,075	9,745,345
6.25%, 5/15/30	5,520	6,109,950
U.S. Treasury Notes:
0.375%, 12/31/25	49,330	45,761,283
0.50%, 2/28/26	8,180	7,561,707
1.375%, 10/31/28	4,000	3,524,375
3.50%, 1/31/28	7,543	7,323,782
3.50%, 4/30/28	9,193	8,919,365
3.625%, 3/31/28	5,750	5,606,362
4.00%, 2/29/28	6,228	6,156,232
4.00%, 1/31/29	66,320	65,646,437
4.00%, 1/31/31	3,000	2,961,328
4.00%, 2/15/34	6,252	6,149,428
4.125%, 7/31/28	9,050	8,995,028
4.125%, 3/31/29(14)	9,420	9,379,891
4.125%, 3/31/31(14)	9,800	9,745,641
4.25%, 1/31/26	78,680	78,068,386
4.25%, 2/28/29	5,800	5,808,609
4.50%, 3/31/26(14)	7,150	7,132,404
4.50%, 11/15/33	15,203	15,543,880
4.625%, 9/15/26	7,512	7,529,606
Total U.S. Treasury Obligations (identified cost $443,198,937)		$ 439,913,405

Miscellaneous — 0.0%
Security	Principal Amount	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(16)(17)	$ 6,250,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 6.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(18)	96,947,526	$ 96,947,526
Total Short-Term Investments (identified cost $96,947,526)		$ 96,947,526
Total Investments — 109.0% (identified cost $1,688,036,481)		$1,656,848,031
Other Assets, Less Liabilities — (9.0)%		$ (136,591,744)
Net Assets — 100.0%		$1,520,256,287
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $661,436,539 or 43.5% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2024.
(3)	When-issued, variable rate security whose interest rate will be determined after March 31, 2024
(4)	Principal Amount is denominated in Canadian dollars.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2024.
(6)	Step coupon security. Interest rate represents the rate in effect at March 31, 2024.
(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2024.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 10).
(9)	Amount is less than 0.05%.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

14
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of these securities is $19,297,372 or 1.3% of the Fund's net assets.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Issuer is in default with respect to interest and/or principal payments.
(14)	When-issued security.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(16)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(17)	Non-income producing security.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	84.6%	$1,402,253,182
France	2.1	34,124,434
Canada	1.8	29,711,813
Mexico	1.7	28,904,000
Cayman Islands	1.6	26,227,170
United Kingdom	1.5	25,231,159
Spain	0.7	11,631,618
Italy	0.7	11,147,479
Ireland	0.7	10,990,048
Brazil	0.6	9,818,305
Netherlands	0.5	8,746,010
Jersey	0.5	8,526,131
Switzerland	0.5	8,066,420
South Africa	0.5	7,915,122
Bermuda	0.3	5,591,937
Israel	0.3	4,671,254
Uruguay	0.2	4,173,667
Dominican Republic	0.2	3,393,406
Norway	0.2	3,177,950
Hong Kong	0.2	2,596,638
Australia	0.2	2,543,825
Supranational	0.1	1,980,304
Chile	0.1	1,923,750
Indonesia	0.1	1,858,033
Luxembourg	0.1	1,644,376
Total Investments	100.0%	$1,656,848,031

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	43,473,357	USD	8,667,110	Citibank, N.A.	4/30/24	$ —	$ (23,616)
JPY	1,110,000,000	USD	7,564,687	Citibank, N.A.	4/30/24	—	(200,763)
USD	5,285,557	CAD	7,139,531	State Street Bank and Trust Company	4/30/24	12,546	—
USD	3,134,592	EUR	2,907,464	Credit Agricole Corporate and Investment Bank	4/30/24	—	(5,516)
						$12,546	$(229,895)
15
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,418	Long	6/28/24	$289,958,845	$ (121,388)
U.S. 5-Year Treasury Note	1,579	Long	6/28/24	168,977,672	306,412
U.S. 10-Year Treasury Note	50	Long	6/18/24	5,539,844	20,444
U.S. Long Treasury Bond	229	Long	6/18/24	27,580,188	498,064
U.S. Ultra-Long Treasury Bond	25	Long	6/18/24	3,225,000	56,997
U.S. Ultra 10-Year Treasury Note	33	Long	6/18/24	3,782,109	(3,111)
					$ 757,418
Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
DOP	– Dominican Peso
EUR	– Euro
JPY	– Japanese Yen
MXN	– Mexican Peso
USD	– United States Dollar
UYU	– Uruguayan Peso
16
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Unaffiliated investments, at value (identified cost $1,563,506,912)	$ 1,533,982,417
Affiliated investments, at value (identified cost $124,529,569)	122,865,614
Deposits for derivatives collateral — Futures contracts	5,081,800
Foreign currency, at value (identified cost $1,729)	1,732
Interest and dividends receivable	11,980,755
Interest and dividends receivable from affiliated investments	518,165
Receivable for investments sold	119,396,739
Receivable for Fund shares sold	4,925,716
Receivable for open forward foreign currency exchange contracts	12,546
Tax reclaims receivable	39,120
Receivable from affiliates	209,418
Trustees' deferred compensation plan	19,488
Total assets	$1,799,033,510
Liabilities
Payable for investments purchased	$ 106,481,807
Payable for when-issued securities/forward purchase commitments	166,909,764
Payable for Fund shares redeemed	3,868,293
Payable for variation margin on open futures contracts	336,586
Payable for open forward foreign currency exchange contracts	229,895
Distributions payable	14,892
Due to custodian	7,858
Payable to affiliates:
Investment adviser fee	537,769
Distribution and service fees	48,215
Trustees' deferred compensation plan	19,488
Accrued expenses	322,656
Total liabilities	$ 278,777,223
Net Assets	$1,520,256,287
Sources of Net Assets
Paid-in capital	$ 1,638,914,153
Accumulated loss	(118,657,866)
Net Assets	$1,520,256,287
Class A Shares
Net Assets	$ 97,523,266
Shares Outstanding	9,477,400
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.29
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.64
Class C Shares
Net Assets	$ 33,367,474
Shares Outstanding	3,244,443
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.28
Class I Shares
Net Assets	$ 1,333,369,079
Shares Outstanding	129,684,406
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.28
17
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class R6 Shares
Net Assets	$55,996,468
Shares Outstanding	5,448,776
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.28
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $16,466)	$ 338,102
Dividend income from affiliated investments	1,820,644
Interest income (net of foreign taxes withheld of $2,095)	36,111,506
Interest income from affiliated investments	525,025
Other income	20,819
Total investment income	$38,816,096
Expenses
Investment adviser fee	$ 2,844,995
Distribution and service fees:
Class A	114,067
Class C	155,198
Trustees’ fees and expenses	21,218
Custodian fee	144,575
Transfer and dividend disbursing agent fees	468,627
Legal and accounting services	74,684
Printing and postage	49,905
Registration fees	90,333
Interest expense and fees	80,427
Miscellaneous	35,434
Total expenses	$ 4,079,463
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 639,566
Total expense reductions	$ 639,566
Net expenses	$ 3,439,897
Net investment income	$35,376,199
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (4,834,748)
Futures contracts	156,847
Swap contracts	(164,309)
Foreign currency transactions	37,550
Forward foreign currency exchange contracts	(130,728)
Net realized loss	$ (4,935,388)
Change in unrealized appreciation (depreciation):
Investments	$ 59,091,409
Investments - affiliated investments	520,351
Futures contracts	2,578,134
Foreign currency	11,355
Forward foreign currency exchange contracts	(13,108)
Net change in unrealized appreciation (depreciation)	$62,188,141
Net realized and unrealized gain	$57,252,753
Net increase in net assets from operations	$92,628,952
19
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 35,376,199	$ 43,226,016
Net realized loss	(4,935,388)	(59,601,652)
Net change in unrealized appreciation (depreciation)	62,188,141	15,913,131
Net increase (decrease) in net assets from operations	$ 92,628,952	$ (462,505)
Distributions to shareholders:
Class A	$ (2,502,777)	$ (4,282,150)
Class C	(734,334)	(1,256,979)
Class I	(32,822,240)	(39,402,038)
Class R6	(288,081)	(713) (1)
Total distributions to shareholders	$ (36,347,432)	$ (44,941,880)
Transactions in shares of beneficial interest:
Class A	$ 6,521,464	$ 3,949,587
Class C	2,508,149	41,155
Class I	317,274,150	483,872,938
Class R6	55,480,410	50,713 (1)
Net increase in net assets from Fund share transactions	$ 381,784,173	$ 487,914,393
Net increase in net assets	$ 438,065,693	$ 442,510,008
Net Assets
At beginning of period	$ 1,082,190,594	$ 639,680,586
At end of period	$1,520,256,287	$1,082,190,594
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
20
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.830	$10.230	$ 12.340	$ 11.820	$ 11.990	$ 11.570
Income (Loss) From Operations
Net investment income(1)	$ 0.269	$ 0.484	$ 0.325	$ 0.330	$ 0.395	$ 0.427
Net realized and unrealized gain (loss)	0.468	(0.380)	(2.017)	0.573	(0.143)	0.451
Total income (loss) from operations	$ 0.737	$ 0.104	$ (1.692)	$ 0.903	$ 0.252	$ 0.878
Less Distributions
From net investment income	$ (0.277)	$ (0.504)	$ (0.345)	$ (0.323)	$ (0.413)	$ (0.458)
From net realized gain	—	—	(0.073)	(0.060)	(0.009)	—
Total distributions	$ (0.277)	$ (0.504)	$ (0.418)	$ (0.383)	$ (0.422)	$ (0.458)
Net asset value — End of period	$10.290	$ 9.830	$10.230	$ 12.340	$ 11.820	$ 11.990
Total Return(2)(3)	7.57% (4)	1.03%	(14.10)%	7.72%	2.21%	7.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 97,523	$86,929	$ 86,430	$107,380	$136,688	$137,889
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.75% (5)(6)(7)	0.74% (6)	0.74% (6)	0.74%	0.74%	0.74%
Net investment income	5.33% (5)	4.73%	2.84%	2.70%	3.38%	3.62%
Portfolio Turnover	141% (4)(8)	190% (8)	118% (8)	85% (8)	89%	75%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.10%, 0.12%, 0.10%, 0.08%, 0.11% and 0.11% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes interest expense of 0.01% of average daily net assets for the six months ended March 31, 2024.
(8)	Includes the effect of To-Be-Announced (TBA) transactions.
21
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.820	$10.220	$ 12.330	$ 11.820	$ 11.990	$ 11.560
Income (Loss) From Operations
Net investment income(1)	$ 0.231	$ 0.407	$ 0.236	$ 0.238	$ 0.307	$ 0.344
Net realized and unrealized gain (loss)	0.468	(0.381)	(2.014)	0.564	(0.142)	0.456
Total income (loss) from operations	$ 0.699	$ 0.026	$ (1.778)	$ 0.802	$ 0.165	$ 0.800
Less Distributions
From net investment income	$ (0.239)	$ (0.426)	$ (0.259)	$ (0.232)	$ (0.326)	$ (0.370)
From net realized gain	—	—	(0.073)	(0.060)	(0.009)	—
Total distributions	$ (0.239)	$ (0.426)	$ (0.332)	$ (0.292)	$ (0.335)	$ (0.370)
Net asset value — End of period	$10.280	$ 9.820	$10.220	$12.330	$11.820	$11.990
Total Return(2)(3)	7.18% (4)	0.17%	(14.67)%	6.83%	1.45%	7.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 33,367	$29,457	$ 30,639	$ 48,423	$ 54,189	$ 52,001
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.50% (5)(6)(7)	1.49% (6)	1.49% (6)	1.49%	1.49%	1.49%
Net investment income	4.58% (5)	3.97%	2.05%	1.95%	2.63%	2.93%
Portfolio Turnover	141% (4)(8)	190% (8)	118% (8)	85% (8)	89%	75%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.10%, 0.12%, 0.10%, 0.08%, 0.11% and 0.11% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes interest expense of 0.01% of average daily net assets for the six months ended March 31, 2024.
(8)	Includes the effect of To-Be-Announced (TBA) transactions.
22
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.820	$ 10.220	$ 12.330	$ 11.810	$ 11.990	$ 11.560
Income (Loss) From Operations
Net investment income(1)	$ 0.281	$ 0.515	$ 0.353	$ 0.356	$ 0.423	$ 0.457
Net realized and unrealized gain (loss)	0.468	(0.386)	(2.016)	0.578	(0.152)	0.460
Total income (loss) from operations	$ 0.749	$ 0.129	$ (1.663)	$ 0.934	$ 0.271	$ 0.917
Less Distributions
From net investment income	$ (0.289)	$ (0.529)	$ (0.374)	$ (0.354)	$ (0.442)	$ (0.487)
From net realized gain	—	—	(0.073)	(0.060)	(0.009)	—
Total distributions	$ (0.289)	$ (0.529)	$ (0.447)	$ (0.414)	$ (0.451)	$ (0.487)
Net asset value — End of period	$ 10.280	$ 9.820	$ 10.220	$ 12.330	$ 11.810	$ 11.990
Total Return(2)(3)	7.71% (4)	1.28%	(13.89)%	8.00%	2.37%	8.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,333,369	$965,756	$522,611	$630,403	$531,191	$622,727
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.50% (5)(6)(7)	0.49% (6)	0.49% (6)	0.49%	0.49%	0.49%
Net investment income	5.56% (5)	5.04%	3.07%	2.92%	3.62%	3.89%
Portfolio Turnover	141% (4)(8)	190% (8)	118% (8)	85% (8)	89%	75%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.10%, 0.12%, 0.10%, 0.08%, 0.11% and 0.11% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes interest expense of 0.01% of average daily net assets for the six months ended March 31, 2024.
(8)	Includes the effect of To-Be-Announced (TBA) transactions.
23
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Financial Highlights — continued

Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Period Ended September 30, 2023(1)
Net asset value — Beginning of period	$ 9.820	$10.190
Income (Loss) From Operations
Net investment income(2)	$ 0.273	$ 0.124
Net realized and unrealized gain (loss)	0.479	(0.349)
Total income (loss) from operations	$ 0.752	$ (0.225)
Less Distributions
From net investment income	$ (0.292)	$ (0.145)
Total distributions	$ (0.292)	$ (0.145)
Net asset value — End of period	$10.280	$ 9.820
Total Return(3)(4)	7.74% (5)	(2.23)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 55,996	$ 49
Ratios (as a percentage of average daily net assets):
Expenses (4)	0.42% (6)(7)(8)	0.43% (6)(7)
Net investment income	5.32% (7)	4.92% (7)
Portfolio Turnover	141% (5)(9)	190% (5)(9)(10)
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The administrator reimbursed certain operating expenses (equal to 0.15% and 0.12% of average daily net assets for the six months ended March 31, 2024 and the period ended September 30, 2023, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the period ended September 30, 2023).
(7)	Annualized.
(8)	Includes interest expense of less than 0.005% of average daily net assets for the six months ended March 31, 2024.
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
(10)	For the year ended September 30, 2023.
24
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Total Return Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual
25

Eaton Vance
Total Return Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of March 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the  futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the
26

Eaton Vance
Total Return Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses.
Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
M  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
N  Interim Financial Statements—The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
27

Eaton Vance
Total Return Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $80,395,994 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $55,894,991 are short-term and $24,501,003 are long-term.
Additionally, at September 30, 2023, the Fund had a late year ordinary loss of $795,057 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,690,518,866
Gross unrealized appreciation	$ 22,263,926
Gross unrealized depreciation	(55,394,692)
Net unrealized depreciation	$ (33,130,766)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion but less than $2.5 billion	0.425%
$2.5 billion but less than $5 billion	0.410%
Over $5 billion	0.400%
For the six months ended March 31, 2024, the investment adviser fee amounted to $2,844,995 or 0.44% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment adviser fee paid was reduced by $42,748 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74%, 1.49%, 0.49% and 0.43% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after February 1, 2025. Pursuant to this agreement, EVM was allocated $596,818 of the Fund’s operating expenses for the six months ended March 31, 2024.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, EVM earned $4,548 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,598 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
28

Eaton Vance
Total Return Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2024 amounted to $114,067 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2024, the Fund paid or accrued to EVD $116,399 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2024 amounted to $38,799 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2024, the Fund was informed that EVD received $1,686 and $1,508 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, TBA transactions, and principal repayments on Senior Loans, for the six months ended March 31, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 734,713,767	$ 531,263,628
U.S. Government and Agency Securities	1,498,574,065	1,308,678,866
	$2,233,287,832	$1,839,942,494
29

Eaton Vance
Total Return Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,772,949	$ 18,039,310	2,335,544	$ 23,857,818
Issued to shareholders electing to receive payments of distributions in Fund shares	241,678	2,452,123	410,809	4,199,476
Redemptions	(1,379,962)	(13,969,969)	(2,356,311)	(24,107,707)
Net increase	634,665	$ 6,521,464	390,042	$ 3,949,587
Class C
Sales	685,426	$ 6,959,948	872,744	$ 8,980,066
Issued to shareholders electing to receive payments of distributions in Fund shares	72,334	733,355	122,982	1,255,899
Redemptions	(511,529)	(5,185,154)	(995,642)	(10,194,810)
Net increase	246,231	$ 2,508,149	84	$ 41,155
Class I
Sales	52,598,375	$ 531,355,054	72,454,658	$ 742,501,585
Issued to shareholders electing to receive payments of distributions in Fund shares	3,229,918	32,793,545	3,859,269	39,351,769
Redemptions	(24,465,766)	(246,874,449)	(29,144,875)	(297,980,416)
Net increase	31,362,527	$ 317,274,150	47,169,052	$ 483,872,938
Class R6(1)
Sales	5,481,147	$ 55,859,934	4,907	$ 50,000
Issued to shareholders electing to receive payments of distributions in Fund shares	28,061	288,081	71	713
Redemptions	(65,410)	(667,605)	—	—
Net increase	5,443,798	$ 55,480,410	4,978	$ 50,713
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2024 is included in the Portfolio of Investments. At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
30

Eaton Vance
Total Return Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Interest Rate Risk: The Fund enters into interest rate futures contracts and options on futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $229,895. At March 31, 2024, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2024 was as follows:
		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$ 12,546(1)	$ (229,895)(2)
Interest Rate	Futures contracts	881,917 (3)	(124,499) (3)
Total		$894,463	$(354,394)
Derivatives not subject to master netting or similar agreements		$881,917	$(124,499)
Total Derivatives subject to master netting or similar agreements		$ 12,546	$(229,895)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
(3)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
31

Eaton Vance
Total Return Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$12,546	$ —	$ —	$ —	$12,546

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank, N.A.	$ (224,379)	$ —	$ —	$ —	$ (224,379)
Credit Agricole Corporate and Investment Bank	(5,516)	—	—	—	(5,516)
	$(229,895)	$ —	$ —	$ —	$(229,895)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2024 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ —	$ (169,514)	$ (169,514)
Futures contracts	—	—	156,847	156,847
Swap contracts	(164,309)	—	—	(164,309)
Forward foreign currency exchange contracts	—	(130,728)	—	(130,728)
Total	$(164,309)	$(130,728)	$ (12,667)	$ (307,704)
Change in unrealized appreciation (depreciation):
Investments	$ —	$ —	$ (3,069)	$ (3,069)
Futures contracts	—	—	2,578,134	2,578,134
Forward foreign currency exchange contracts	—	(13,108)	—	(13,108)
Total	$ —	$ (13,108)	$2,575,065	$2,561,957
32

Eaton Vance
Total Return Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$409,680,000	$896,000	$18,482,000	$1,571,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the six months ended March 31, 2024, which is indicative of the volume of this derivative type, was 125 contracts.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
10  Affiliated Investments
At March 31, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $122,865,614, which represents 8.1% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Affiliated Investment Funds
Eaton Vance Emerging Markets Local Income Fund, Class I	$ —	$ 10,351,337	$ —	$ —	$(118,564)	$ 10,232,773	$ 351,337	2,992,039
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.717%, 5/15/49	$3,633,419	$ —	$ —	$ —	$ 249,008	$ 3,882,427	$ 99,601	$ 4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	2,189,292	—	—	—	294,035	2,491,553	53,940	3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	3,303,944	—	—	—	(69,941)	3,250,295	101,193	5,000,000
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR+2.692%), 5/15/36	3,787,158	—	—	—	105,515	3,898,441	167,282	3,960,000
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR+3.642%), 5/15/36	2,100,512	—	—	—	60,298	2,162,599	103,009	2,219,000
33

Eaton Vance
Total Return Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund	$7,241,977	$498,284,134	$(408,578,585)	$ —	$ —	$ 96,947,526	$ 1,469,307	96,947,526
Total				$ —	$ 520,351	$122,865,614	$2,345,669
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Affiliated Investment Funds	$ 10,232,773	$ —	$ —	$ 10,232,773
Asset-Backed Securities	—	254,256,912	—	254,256,912
Collateralized Mortgage Obligations	—	77,863,218	—	77,863,218
Commercial Mortgage-Backed Securities	—	117,706,073	—	117,706,073
Convertible Bonds	—	2,348,649	—	2,348,649
Corporate Bonds	—	500,389,466	—	500,389,466
Preferred Stocks	4,679,467	—	—	4,679,467
Sovereign Government Bonds	—	20,295,867	—	20,295,867
U.S. Government Agency Mortgage-Backed Securities	—	132,214,675	—	132,214,675
U.S. Treasury Obligations	—	439,913,405	—	439,913,405
Miscellaneous	—	—	0	0
Short-Term Investments	96,947,526	—	—	96,947,526
Total Investments	$ 111,859,766	$ 1,544,988,265	$ 0	$ 1,656,848,031
Forward Foreign Currency Exchange Contracts	$ —	$ 12,546	$ —	$ 12,546
Futures Contracts	881,917	—	—	881,917
Total	$ 112,741,683	$ 1,545,000,811	$ 0	$ 1,657,742,494
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (229,895)	$ —	$ (229,895)
34

Eaton Vance
Total Return Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (124,499)	$ —	$ —	$ (124,499)
Total	$ (124,499)	$ (229,895)	$ —	$ (354,394)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2024 is not presented.
12  Risks and  Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
35

Eaton Vance
Total Return Bond Fund
March 31, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
36

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
37

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
38

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
39

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
40

Investment Adviser
Boston Management and Research
One Post Office Square
Boston, MA 02109
Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7768    3.31.24

Eaton Vance
Municipal Income Funds
Semiannual Report
March 31, 2024

AMT-Free    •      National

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund's adviser is registered with the CFTC as a commodity pool operator. Each adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2024
Eaton Vance
Municipal Income Funds

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2024
Performance

Portfolio Manager(s) Cynthia J. Clemson and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	8.88%	3.76%	1.01%	2.52%
Class A with 3.25% Maximum Sales Charge	—	—	5.29	0.43	0.36	2.18
Class C at NAV	05/02/2006	03/16/1978	8.52	2.86	0.25	1.90
Class C with 1% Maximum Deferred Sales Charge	—	—	7.52	1.86	0.25	1.90
Class I at NAV	03/16/1978	03/16/1978	9.03	4.01	1.27	2.78

Bloomberg Municipal Bond Index	—	—	7.48%	3.13%	1.59%	2.66%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.00%	1.75%	0.75%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.48%	2.73%	3.74%
Taxable-Equivalent Distribution Rate	5.89	4.61	6.31
SEC 30-day Yield	2.99	2.33	3.34
Taxable-Equivalent SEC 30-day Yield	5.04	3.94	5.63
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	1.79%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2024
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
3

Eaton Vance
National Municipal Income Fund
March 31, 2024
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	8.33%	4.61%	1.77%	3.24%
Class A with 3.25% Maximum Sales Charge	—	—	4.86	1.21	1.10	2.90
Class C at NAV	12/03/1993	12/19/1985	7.93	3.82	1.02	2.63
Class C with 1% Maximum Deferred Sales Charge	—	—	6.93	2.82	1.02	2.63
Class I at NAV	07/01/1999	12/19/1985	8.47	4.87	2.02	3.50

Bloomberg Municipal Bond Index	—	—	7.48%	3.13%	1.59%	2.66%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.75%	1.50%	0.50%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.65%	2.90%	3.90%
Taxable-Equivalent Distribution Rate	6.17	4.90	6.59
SEC 30-day Yield	3.29	2.65	3.65
Taxable-Equivalent SEC 30-day Yield	5.56	4.48	6.17
% Total Leverage[5]
RIB Financing	1.29%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
National Municipal Income Fund
March 31, 2024
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
5

Eaton Vance
Municipal Income Funds
March 31, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.
6

Eaton Vance
Municipal Income Funds
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,088.80	$4.96	0.95%
Class C	$1,000.00	$1,085.20	$8.86	1.70%
Class I	$1,000.00	$1,090.30	$3.66	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.25	$4.80	0.95%
Class C	$1,000.00	$1,016.50	$8.57	1.70%
Class I	$1,000.00	$1,021.50	$3.54	0.70%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
7

Eaton Vance
Municipal Income Funds
March 31, 2024
Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,083.30	$3.75	0.72%
Class C	$1,000.00	$1,079.30	$7.64	1.47%
Class I	$1,000.00	$1,084.70	$2.45	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.64	0.72%
Class C	$1,000.00	$1,017.65	$7.41	1.47%
Class I	$1,000.00	$1,022.65	$2.38	0.47%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
8

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$1,007	$ 944,978
Total Tax-Exempt Mortgage-Backed Securities (identified cost $957,037)		$ 944,978

Tax-Exempt Municipal Obligations — 103.3%
Security	Principal Amount (000's omitted)	Value
Education — 3.7%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 97,212
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	21,628
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	1,400	1,413,104
4.00%, 4/1/44	1,500	1,470,585
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,000	2,184,340
University of California, 5.00%, 5/15/40	2,500	2,922,750
		$ 8,109,619
Electric Utilities — 4.9%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 1,043,350
Gainesville, FL, Utilities System Revenue, (SPA: Barclays Bank PLC), 3.95%, 10/1/42(1)	600	600,000
Georgia Municipal Electric Power Authority, 5.00%, 1/1/39	2,000	2,000,360
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/38(2)	2,500	2,956,675
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/47	2,500	2,444,800
Utility Debt Securitization Authority, NY, Green Bonds, 5.00%, 12/15/49	1,500	1,642,140
		$ 10,687,325
Escrowed/Prerefunded — 3.9%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,307,560
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/34	$5,235	$ 5,300,490
		$ 8,608,050
General Obligations — 21.6%
California, 4.00%, 9/1/43(2)	$2,950	$ 3,016,345
Chicago Board of Education, IL:
5.00%, 12/1/42	390	389,977
5.00%, 12/1/44	2,000	2,010,800
Chicago, IL:
5.00%, 1/1/39	1,400	1,461,124
5.00%, 1/1/44	1,490	1,535,222
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/47	4,000	3,912,560
District of Columbia, 4.00%, 2/1/46	3,500	3,462,515
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/53	3,000	3,247,020
Illinois:
4.00%, 11/1/40	1,000	968,730
5.00%, 5/1/35	2,000	2,001,340
5.50%, 5/1/39	205	225,693
5.50%, 3/1/42	2,300	2,562,269
5.75%, 5/1/45	210	229,891
New York, NY:
4.00%, 9/1/46	2,000	1,952,900
4.00%, 4/1/50	2,000	1,942,180
Northwest Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,000	2,966,760
Prosper Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/47	3,500	3,461,220
4.00%, 2/15/54	2,000	1,920,720
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,210,435
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	8,950,987
		$ 47,428,688
Hospital — 8.3%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$2,500	$ 2,619,025
5.00%, 4/1/52	2,500	2,613,950
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,030,030

9
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	$1,000	$ 1,073,810
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	3,804,301
5.00%, 6/1/37	1,000	1,014,320
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	575	555,456
Harris County Cultural Education Facilities Finance Corp., TX, (Methodist Hospital), 3.85%, 12/1/59(1)	400	400,000
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,010	1,066,833
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	2,100	2,102,247
		$ 18,279,972
Housing — 2.6%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,250	$ 1,046,462
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,500	2,531,575
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	510,455
5.00%, 7/1/42	1,250	1,257,775
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000
		$ 5,631,267
Insured - Education — 0.9%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$ 1,957,322
		$ 1,957,322
Insured - Electric Utilities — 1.1%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,419,779
		$ 2,419,779
Insured - General Obligations — 2.2%
McCamey Independent School District, TX, (AGM), 4.00%, 2/15/53	$3,500	$ 3,297,770
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,510,110
		$ 4,807,880
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 3.2%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 6,961,794
		$ 6,961,794
Insured - Other Revenue — 0.5%
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	$1,155	$ 1,123,746
		$ 1,123,746
Insured - Special Tax Revenue — 7.3%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,603,164
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	6,000	6,408,240
(NPFG), 5.50%, 1/1/30	2,565	2,946,544
		$ 15,957,948
Insured - Transportation — 7.1%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,355,514
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	12,195,260
		$ 15,550,774
Insured - Water and Sewer — 0.9%
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/32	$655	$ 656,683
(AGM), 5.00%, 7/1/33	565	566,056
(AGM), 5.00%, 7/1/35	280	280,594
(AGM), 5.00%, 7/1/37	565	565,876
		$ 2,069,209
Lease Revenue/Certificates of Participation — 5.5%
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	$2,550	$ 2,441,906
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	1,000	1,026,230
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,372,840
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/50	2,500	2,579,925
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,665	1,728,586
		$ 12,149,487

10
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 3.9%
Black Belt Energy Gas District, AL, (Liq: Royal Bank of Canada), 4.00% to 12/1/31 (Put Date), 6/1/51	$2,500	$ 2,521,600
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	1,600	1,515,376
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	750	792,495
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,786,741
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	480,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,577,250
		$ 8,673,462
Senior Living/Life Care — 3.5%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(4)	$140	$ 136,840
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,180	954,785
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(4)	265	249,331
5.625%, 7/1/46(4)	360	335,157
5.75%, 7/1/54(4)	775	717,611
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	938,950
Pompano Beach, FL, (John Knox Village), 4.00%, 9/1/41	1,270	1,102,017
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,651,601
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(4)	1,730	1,731,609
		$ 7,817,901
Special Tax Revenue — 13.2%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.25%, 7/1/42	$2,250	$ 2,561,805
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	2,500	2,397,775
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 4.00%, 7/1/51	1,405	1,371,196
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,593,150
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,000	1,019,010
4.00%, 5/1/45	1,380	1,355,684
5.00%, 11/1/46(5)	2,000	2,170,860
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 8/1/45(1)	1,100	1,100,000
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/39	$3,000	$ 3,056,370
New York State Urban Development Corp., Personal Income Tax Revenue, Green Bonds, 4.00%, 3/15/50	2,485	2,375,635
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	1,000	987,430
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,054,890
5.00%, 7/1/58	2,817	2,828,522
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,154,320
		$ 29,026,647
Transportation — 5.6%
Atlanta, GA, Airport Revenue, Green Bonds, 5.00%, 7/1/48	$2,000	$ 2,194,880
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(5)	2,000	2,194,880
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	2,000	2,205,760
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	225	231,840
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,095,740
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	2,400	2,295,024
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,536,765
Texas Transportation Commission, 0.00%, 8/1/40	1,000	465,090
		$ 12,219,979
Water and Sewer — 3.4%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	$4,500	$ 4,543,605
4.00%, 6/15/51	2,000	1,944,060
5.25%, 6/15/52(5)	1,000	1,098,020
		$ 7,585,685
Total Tax-Exempt Municipal Obligations (identified cost $219,587,470)		$ 227,066,534
Total Investments — 103.7% (identified cost $220,544,507)		$ 228,011,512
Other Assets, Less Liabilities — (3.7)%		$ (8,078,503)
Net Assets — 100.0%		$ 219,933,009

11
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
(2)	When-issued security.
(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $3,170,548 or 1.4% of the Fund's net assets.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
At March 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	17.7%
New York	13.6%
California	12.7%
Others, representing less than 10% individually	59.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2024, 22.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 10.4% to 14.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement
12
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Chapman University, 1.867%, 4/1/29	$5,160	$ 4,382,724
Grand Canyon University, 4.125%, 10/1/24	20,000	19,489,200
		$ 23,871,924
Hospital — 0.5%
Sutter Health, 5.164%, 8/15/33	$14,000	$ 14,118,052
UPMC, 1.803%, 4/15/26	7,650	7,118,906
		$ 21,236,958
Total Corporate Bonds (identified cost $46,116,604)		$ 45,108,882

Tax-Exempt Municipal Obligations — 94.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 3.65%, 11/1/55(1)	$22,700	$ 22,700,000
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(2)	10,000	10,951,200
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	9,475	10,720,962
		$ 44,372,162
Education — 5.1%
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	$45	$ 38,931
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	11,855	12,130,984
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/49	2,750	2,939,310
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	14,360	15,203,506
Ohio State University, 5.25%, 12/1/46	14,315	16,248,813
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54(3)	5,000	4,814,800
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.00%, 2/15/43	5,000	4,981,450
Pennsylvania State University, 4.00%, 9/1/50	5,920	5,710,077
Philadelphia Authority for Industrial Development, PA, (Temple University), 5.00%, 4/1/45	5,000	5,022,000
Security	Principal Amount (000's omitted)	Value
Education (continued)
Rhode Island Health and Educational Building Corp., (Bryant University), (LOC: TD Bank, N.A.), 3.65%, 6/1/35(1)	$4,735	$ 4,735,000
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	3,500	2,830,415
University of California:
5.00%, 5/15/36	20,000	24,060,600
5.00%, 5/15/38	15,000	17,740,650
5.00%, 5/15/42	6,205	7,120,920
University of California Medical Center, 5.00%, 5/15/47	28,170	30,912,068
University of Massachusetts Building Authority, 5.00%, 11/1/52	20,000	21,330,200
University of Oregon:
5.00%, 4/1/48	8,470	8,769,415
5.00%, 4/1/50	12,500	13,205,875
University of Texas, 4.00%, 7/1/42	4,900	4,827,774
Utah Board of Higher Education, (Dixie State University), 4.00%, 6/1/44	6,625	6,683,168
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	5,000	4,905,100
		$ 214,211,056
Electric Utilities — 4.6%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/48	$10,000	$ 10,948,000
Colorado Springs, CO, Utilities System Revenue, (SPA: TD Bank, N.A.), 3.43%, 11/1/37(1)	19,615	19,615,000
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	16,020	12,335,400
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	15,710	16,263,935
5.00%, 3/1/46	5,000	5,524,600
Long Island Power Authority, NY, Electric System Revenue, Green Bonds, 5.00%, 9/1/48	5,000	5,526,600
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/37(3)	10,000	11,939,700
5.00%, 7/1/39(3)	13,900	16,311,233
(SPA: JPMorgan Chase Bank, N.A.), 4.35%, 7/1/48(4)	18,580	18,580,000
New York Power Authority, Green Bonds, 4.00%, 11/15/50	5,000	4,856,900
Omaha Public Power District, NE:
5.00%, 2/1/47	20,000	21,696,800
5.25%, 2/1/48	10,000	11,081,600
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 3.42%, 8/1/31(1)	12,700	12,700,000

13
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/43	$8,210	$ 8,281,016
South Carolina Public Service Authority, 5.00%, 12/1/46	12,600	12,493,908
Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	5,000	5,851,350
		$ 194,006,042
Escrowed/Prerefunded — 0.6%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), Prerefunded 11/15/31, 5.00%, 5/15/46	$65	$ 73,295
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	8,460	9,327,319
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,663,516
		$ 24,064,130
General Obligations — 16.6%
Alamo Community College District, TX, 4.50%, 8/15/47	$4,000	$ 4,092,360
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,900	3,694,743
Azle Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,870	3,666,322
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	15,000	16,087,650
Bethel Park School District, PA, 5.25%, 8/1/42	5,185	5,855,835
California:
5.00%, 9/1/41(3)	7,000	8,012,690
5.00%, 11/1/42	25,000	28,045,250
5.25%, 9/1/47	10,500	11,820,585
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,280,170
5.00%, 12/1/42	10,405	10,404,376
5.00%, 12/1/44	20,515	20,625,781
5.875%, 12/1/47	6,500	7,188,480
Chicago, IL:
4.00%, 1/1/35	2,500	2,549,550
5.00%, 1/1/44	12,350	12,724,822
5.25%, 1/1/38	6,750	7,362,563
5.50%, 1/1/39	5,000	5,522,200
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,544,850
5.00%, 2/15/44	5,150	5,686,991
District of Columbia, 4.00%, 2/1/46	17,450	17,263,110
Galveston Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/47	16,500	16,153,995
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	$8,265	$ 9,096,707
Harris County Flood Control District, TX:
Sustainability Bonds, 4.00%, 9/15/48	10,000	9,729,000
Sustainability Bonds, 4.25%, 10/1/47	10,940	11,020,081
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	10,855	11,749,343
Humble Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/54	4,500	4,351,230
5.00%, 2/15/47	10,250	11,083,222
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	14,555	14,086,620
Illinois:
4.00%, 7/1/37	15,000	15,157,650
5.00%, 11/1/24	11,295	11,388,636
5.00%, 2/1/27	18,500	18,520,535
5.00%, 2/1/29	15,000	15,722,100
5.00%, 5/1/39	10,000	10,003,700
5.50%, 5/1/39	870	957,818
5.50%, 3/1/42	11,700	13,034,151
5.75%, 5/1/45	890	974,301
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	7,175	6,985,150
Lewisville Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/44	10,000	11,193,500
Massachusetts:
3.00%, 4/1/49	10,000	7,885,600
5.00%, 5/1/48	10,000	10,887,500
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/41	4,390	4,533,597
New York, 5.00%, 3/15/40	4,865	5,572,371
New York, NY:
4.00%, 9/1/46	10,000	9,764,500
4.00%, 4/1/50	5,000	4,855,450
5.00%, 3/1/50	12,350	13,063,459
5.25%, 5/1/42	3,335	3,746,572
5.25%, 10/1/47	5,000	5,503,150
(SPA: Barclays Bank PLC), 4.00%, 6/1/44(4)	6,500	6,500,000
(SPA: Barclays Bank PLC), 4.00%, 10/1/46(4)	10,000	10,000,000
(SPA: TD Bank, N.A.), 3.95%, 9/1/49(4)	12,500	12,500,000
Northwest Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	20,000	21,633,600
Norwalk, CT, 4.00%, 8/15/47	5,000	4,990,251
Norwood, MA, 4.00%, 9/15/47	11,065	11,121,431
Oregon City School District No. 62, OR, 5.00%, 6/15/49	6,500	6,812,585

14
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	$5,000	$ 5,426,850
Pennsylvania, 4.00%, 9/1/43	12,000	12,073,680
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	15,000	14,405,400
Puerto Rico:
4.00%, 7/1/41	7,522	7,099,341
5.625%, 7/1/29	10,762	11,789,179
5.75%, 7/1/31	12,303	13,884,147
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(2)	12,000	13,113,720
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.00%, 7/1/53	8,500	8,410,325
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	11,230	11,315,011
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	11,068,800
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	8,950,988
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	13,000	13,073,970
Waco Independent School District, TX, (PSF Guaranteed), 4.125%, 8/15/47	6,000	5,983,980
Washington:
5.00%, 6/1/40	5,350	5,695,610
5.00%, 6/1/41	5,465	5,793,720
5.00%, 6/1/42	5,950	6,294,743
Wisconsin, 4.00%, 5/1/41	7,090	7,166,572
Wylie Independent School District, TX, (PSF Guaranteed), 4.25%, 2/15/54	5,000	4,945,600
Ysleta Independent School District, TX, (PSF Guaranteed):
4.25%, 8/15/56	11,000	10,871,080
5.00%, 8/15/56(2)	5,000	5,349,400
		$ 698,718,249
Hospital — 11.1%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$10,000	$ 10,476,100
5.00%, 4/1/52	10,000	10,455,800
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
4.00%, 8/15/48	19,305	18,917,163
5.00%, 8/15/51	13,845	14,971,706
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	8,920	9,033,106
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (AdventHealth Obligated Group):
3.00%, 11/15/51	$10,000	$ 7,497,000
4.00%, 11/15/43	12,145	11,795,345
4.00%, 11/15/50	6,530	6,231,971
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	5,295	5,408,260
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	3,645	3,521,106
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 6/1/41	8,000	7,855,440
4.00%, 2/15/47	9,105	8,703,470
Greenville Health System, SC, 5.00%, 5/1/39	2,500	2,501,175
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	10,442,168
Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 7/15/47	12,500	12,094,250
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,067,900
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	10,500	10,904,880
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	5,000	4,687,750
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	15,000	14,711,850
Series 2019-E, 4.00%, 1/1/45	9,000	8,727,840
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	11,900	11,964,498
Massachusetts Development Finance Agency, (Boston Children's Hospital):
4.00%, 3/1/54	7,000	6,767,530
(LOC: TD Bank, N.A.), 3.95%, 3/1/48(4)	5,000	5,000,000
Massachusetts Development Finance Agency, (Mass General Brigham, Inc.), 5.00%, 7/1/54	5,000	5,322,150
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/41	8,500	8,267,015
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 11/1/44	11,000	11,158,400
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,795	10,733,096
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/49	5,645	5,296,026
5.00%, 12/1/41	5,395	5,695,771
5.00%, 12/1/45	10,000	10,169,700

15
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/39	$6,405	$ 6,461,876
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	15,600	14,851,356
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	5,975	5,794,316
5.00%, 1/1/44	6,000	6,002,520
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	18,120	17,263,286
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	10,750	10,279,150
5.00%, 11/15/38	4,340	4,342,561
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	8,090	8,545,224
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	4,005	3,885,251
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	12,079,803
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	7,240	7,277,938
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,520	5,386,140
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	10,000	10,042,800
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	5,000	4,639,800
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	8,000	8,141,520
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.65%, 11/15/39(1)	14,360	14,360,000
Utah County, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	8,288,008
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54(3)	20,000	18,989,600
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 4.00%, 10/1/45	5,000	4,851,050
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 4.00%, 11/15/43	4,625	4,467,843
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.00%, 11/15/46	8,600	8,225,728
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/42	$11,015	$ 10,732,245
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 5.00%, 12/15/44	5,650	5,662,543
		$ 464,949,024
Housing — 3.0%
California Community Housing Agency, (Summit at Sausalito Apartments), 3.00%, 2/1/57(5)	$7,355	$ 5,084,732
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(5)	25,275	17,592,916
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(5)	9,930	7,060,627
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	4,000	4,001,440
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	2,300	2,368,655
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,178,220
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,342	1,239,777
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,243	2,098,686
(FHLMC), (FNMA), (GNMA), 4.45%, 11/1/44	1,250	1,255,088
(FHLMC), (FNMA), (GNMA), 4.60%, 11/1/49	1,000	991,800
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	1,490	1,471,032
New York City Housing Development Corp., NY:
Green Bonds, 2.60%, 11/1/46	3,000	2,107,800
Green Bonds, (SPA: TD Bank, N.A.), 3.42%, 5/1/63(1)	4,750	4,750,000
Sustainability Bonds, (SPA: TD Bank, N.A.), 3.42%, 5/1/50(1)	26,750	26,750,000
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	3,995	3,932,678
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 5.00%, 10/1/50	7,335	7,572,801
Sustainability Bonds, 5.45%, 4/1/51	5,000	5,295,900
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31(6)	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,875	10,543,095
Virginia Housing Development Authority:
5.125%, 11/1/43	4,640	5,000,899

16
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Virginia Housing Development Authority: (continued)
5.25%, 11/1/48	$2,250	$ 2,353,568
		$ 124,289,714
Industrial Development Revenue — 2.3%
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	$250	$ 256,780
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	25,000	24,742,000
(AMT), 5.00%, 10/1/40	41,585	43,148,180
(AMT), 6.00%, 4/1/35	7,360	8,360,960
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(7)	14,652	2,637,417
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), (AMT), 4.00% to 4/15/24 (Put Date), 4/1/34	6,250	6,248,187
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	10,000	10,032,300
		$ 95,425,824
Insured - Electric Utilities — 0.2%
Brownsville, TX, Utility System Revenue, (BAM), 5.00%, 9/1/51	$1,195	$ 1,245,489
Garland, TX, Electric Utility System Revenue, (AGM), 4.25%, 3/1/48	1,750	1,760,220
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.00%, 5/15/49	3,500	3,777,620
		$ 6,783,329
Insured - Escrowed/Prerefunded — 0.9%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$ 37,772,476
		$ 37,772,476
Insured - General Obligations — 0.8%
Clark County School District, NV, (AGM), 4.25%, 6/15/41	$5,000	$ 5,123,600
Lumberton Municipal Utility District, TX, (AGM), 3.00%, 8/15/52	5,045	3,609,143
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,335	11,020,210
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Sienna Parks and Levee Improvement District of Fort Bend County, TX, (BAM), 3.75%, 9/1/48	$10,450	$ 9,362,887
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	5,835	5,677,805
		$ 34,793,645
Insured - Hospital — 0.5%
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	$800	$ 868,736
Collier County Industrial Development Authority, FL, (NHC Healthcare System), (AGM), 5.00%, 10/1/49	2,500	2,674,675
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/48	1,500	1,641,075
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (AGM), 5.00%, 8/15/49(3)	15,760	16,937,745
		$ 22,122,231
Insured - Housing — 0.0%(8)
Knox County Health Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	$1,250	$ 1,372,638
		$ 1,372,638
Insured - Lease Revenue/Certificates of Participation — 0.2%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, (AGM), 4.00%, 6/1/39	$8,000	$ 8,047,760
		$ 8,047,760
Insured - Special Tax Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 36,227,076
Marshall County Board of Education, AL, (BAM), 4.125%, 3/1/49(3)	3,365	3,283,028
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	11,000	12,358,720
(NPFG), 5.50%, 1/1/30	3,080	3,538,150
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,440	10,338,941
		$ 65,745,915
Insured - Transportation — 1.4%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$ 7,003,409

17
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.25%, 7/1/53	$12,000	$ 12,798,840
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	10,000	10,286,700
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	4,000	4,013,320
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/48	8,900	8,522,640
Green Bonds, (BAM), 4.00%, 11/15/48	8,000	7,660,800
New York Transportation Development Corp., (John F. Kennedy International Airport), Sustainability Bonds, (AGM), (AMT), 5.00%, 6/30/49	8,650	9,042,104
		$ 59,327,813
Lease Revenue/Certificates of Participation — 3.1%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$12,000	$ 13,201,320
Colorado, Certificates of Participation, 6.00%, 12/15/40	5,045	6,078,317
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/47	5,595	5,486,849
4.00%, 6/1/52	6,255	5,989,851
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,425,922
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,700	13,883,767
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.25%, 6/15/44	3,600	3,640,932
5.00%, 6/15/46	6,000	6,527,340
5.00%, 6/15/50	20,500	21,155,385
2019 Series AA, 5.25%, 6/15/43	10,000	10,528,000
2019 Series BB, 4.00%, 6/15/50	15,000	14,315,400
2020 Series AA, 4.00%, 6/15/50	15,000	14,361,000
2022 Series CC, 5.25%, 6/15/43	5,750	6,396,070
		$ 130,990,153
Nursing Home — 0.0%(8)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$2,205	$ 2,209,432
		$ 2,209,432
Other Revenue — 4.7%
Black Belt Energy Gas District, AL, 5.25% to 10/1/30 (Put Date), 1/1/54	$11,250	$ 12,069,225
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	38,870	36,814,166
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	$10,330	$ 11,395,126
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	250	100,000
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	21,500	22,357,850
5.00%, 2/15/45	30,750	31,843,470
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,628,100
5.00% to 12/1/30 (Put Date), 5/1/54	11,750	12,355,125
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,360,000
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.558%, (67% of SOFR + 1.00%), 12/1/52(9)	12,500	12,426,750
Northern California Energy Authority, 5.00% to 8/1/30 (Put Date), 12/1/54(3)	3,840	4,107,648
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,516,797
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	10,000	10,380,200
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 4.38%, (66% of 3 mo. SOFR + 0.86%), 9/15/27(9)	3,850	3,834,254
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	4,970	5,182,517
		$ 198,371,228
Senior Living/Life Care — 1.3%
California Public Finance Authority, (Enso Village):
Green Bonds, 2.125%, 11/15/27(5)	$80	$ 80,004
Green Bonds, 2.375%, 11/15/28(5)	970	948,107
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	7,205,680
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(5)	5,550	6,534,403
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	4,440	3,500,940
Public Finance Authority, WI, (Searstone CCRC), 3.00%, 6/1/28(5)	17,410	16,446,705
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	10,000	10,068,500
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	702,450
6.75%, 11/15/51	3,250	3,034,915
6.875%, 11/15/55	200	188,370

18
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28(3)	$4,000	$ 4,004,560
		$ 52,714,634
Special Tax Revenue — 10.1%
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	$11,825	$ 11,599,261
Green Bonds, 5.00%, 11/1/41	13,840	14,267,933
Dallas Area Rapid Transit, TX, Sales Tax Revenue:
3.00%, 12/1/47	7,825	6,046,377
4.00%, 12/1/51	3,820	3,663,800
Hampton Roads Transportation Accountability Commission, VA, 5.00%, 7/1/48	10,790	11,213,184
Illinois, Sales Tax Revenue, 5.00%, 6/15/39	15,000	17,091,300
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,405	5,319,763
4.00%, 7/1/51	12,705	12,399,318
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
4.00%, 6/15/50	12,060	11,078,678
5.00%, 6/15/50	4,465	4,588,680
Michigan Trunk Line Fund:
4.00%, 11/15/45	9,925	9,954,874
5.00%, 11/15/46	18,000	19,967,400
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	230	0
5.35%, 5/1/38(6)	80	0
5.75%, 5/1/38	310	312,350
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	5,000	5,068,400
4.00%, 5/1/45	10,000	9,837,700
4.00%, 8/1/48	10,000	9,676,000
5.00%, 11/1/46(2)	13,000	14,110,590
5.00%, 5/1/53	10,000	10,742,000
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 8/1/39(4)	12,000	12,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 8/1/45(4)	27,000	27,000,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	15,220	14,832,499
5.25%, 3/15/52	5,000	5,509,100
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/49	5,000	4,880,850
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue: (continued)
5.00%, 3/15/39	$10,000	$ 10,710,300
New York State Urban Development Corp., Personal Income Tax Revenue:
5.00%, 3/15/49	25,000	26,935,750
Green Bonds, 4.00%, 3/15/50	25,585	24,459,004
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	10,000	10,966,200
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	5,000	4,937,150
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,772,050
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	19,385	6,213,280
5.00%, 7/1/58	38,291	38,447,613
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	13,000	14,352,390
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	355	335,141
Series A2, 5.80%, 5/1/35(6)	310	210,487
Sterling Hill Community Development District, FL, 6.20%, 5/1/35(6)	1,532	719,874
Triborough Bridge and Tunnel Authority, NY:
Series 2021A, 5.00%, 5/15/51	6,500	6,886,230
Green Bonds, 5.25%, 5/15/47	8,065	8,948,521
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	5,000	4,896,750
4.00%, 5/15/54	5,000	4,799,000
5.00%, 5/15/54	5,000	5,413,700
5.25%, 5/15/59	7,000	7,705,250
		$ 422,868,747
Student Loan — 0.0%(8)
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$1,730	$ 1,721,437
		$ 1,721,437
Transportation — 20.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/51	$12,775	$ 13,203,857
Atlanta, GA, Airport Revenue:
Green Bonds, 5.00%, 7/1/44	7,000	7,791,000
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,478,300

19
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	$6,175	$ 6,497,644
Bay Area Toll Authority, CA, (San Francisco Bay Area), (LOC: Barclays Bank PLC), 3.80%, 4/1/55(4)	16,500	16,500,000
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(2)	4,000	4,389,760
Chicago, IL, (Midway International Airport):
5.00%, 1/1/41	6,000	6,094,020
(AMT), 5.00%, 1/1/39	4,000	4,349,560
(AMT), 5.00%, 1/1/40	4,000	4,321,560
(AMT), 5.00%, 1/1/41	9,985	9,985,200
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	9,315,320
(AMT), 5.00%, 1/1/34	12,500	12,600,375
(AMT), 5.00%, 1/1/47	22,085	22,348,695
(AMT), 5.00%, 1/1/53	14,370	14,687,577
(AMT), 5.25%, 1/1/53	11,500	12,080,750
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/45	10,000	9,730,200
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	5,000	5,005,500
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/43	5,000	4,830,300
(AMT), 5.00%, 12/1/35	5,000	5,311,250
(AMT), 5.00%, 12/1/38	10,000	10,440,000
(AMT), 5.00%, 11/15/42	9,575	10,307,296
(AMT), 5.00%, 11/15/53	5,835	6,132,176
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/43	3,900	4,022,070
(AMT), 5.00%, 7/1/45	13,705	13,754,612
Illinois Toll Highway Authority:
4.00%, 1/1/46	10,185	9,892,487
5.25%, 1/1/43	16,835	19,107,220
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	5,000	5,466,400
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/38	13,500	14,112,090
(AMT), 5.00%, 3/1/46	6,400	6,552,896
(AMT), 5.00%, 3/1/54	4,835	4,900,466
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/46	6,775	7,097,219
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	19,935	21,094,818
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Los Angeles Department of Airports, CA, (Los Angeles International Airport): (continued)
Green Bonds, (AMT), 5.00%, 5/15/47	$17,855	$ 18,836,668
Massachusetts Port Authority, (AMT), 5.00%, 7/1/43	8,000	8,125,680
Massachusetts, (Rail Enhancement and Accelerated Bidge Program), 5.00%, 6/1/47	18,000	18,658,980
Massachusetts, (Rail Enhancement Program), Sustainablility Bonds, 5.00%, 6/1/53(2)	16,500	17,720,175
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/49	10,500	10,924,515
Metropolitan Transportation Authority, NY:
Green Bonds, 4.75%, 11/15/45	3,050	3,142,720
Green Bonds, 5.00%, 11/15/39	8,000	9,058,560
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	15,750	16,406,145
New Jersey Turnpike Authority:
4.125%, 1/1/54(3)	2,400	2,348,616
4.50%, 1/1/48	8,000	8,253,520
5.25%, 1/1/49(3)	15,000	16,669,800
New York Thruway Authority, 4.00%, 1/1/44	10,000	9,897,900
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AMT), 6.00%, 6/30/54	5,765	6,392,751
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	35,865	35,377,236
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	10,000	10,783,300
North Texas Tollway Authority:
4.125%, 1/1/39	10,215	10,514,504
5.00%, 1/1/48	10,000	10,208,800
Oklahoma Turnpike Authority, 5.50%, 1/1/53	12,500	13,834,375
Oregon Department of Transportation, 4.00%, 11/15/42	11,730	11,871,112
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	21,630	23,031,624
(AMT), 5.75%, 6/30/48	30	33,489
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	3,000	3,048,420
5.00%, 12/1/46	5,000	5,083,550
5.00%, 12/1/48	10,000	10,825,300
(LOC: TD Bank, N.A.), 3.42%, 12/1/38(1)	20,915	20,915,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	4,595	4,663,328
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/42	6,250	6,414,375

20
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Phoenix Civic Improvement Corp., AZ, Airport Revenue: (continued)
(AMT), 5.00%, 7/1/49	$10,400	$ 10,730,616
Port Authority of New York and New Jersey:
5.00%, 9/1/38	6,130	6,707,385
(AMT), 5.00%, 12/1/44	4,500	4,837,050
Port of Portland, OR, (Portland International Airport):
(AMT), 4.00%, 7/1/50	5,000	4,672,900
(AMT), 5.00%, 7/1/44	8,000	8,319,200
(AMT), 5.00%, 7/1/45	12,260	12,833,645
Green Bonds, (AMT), 5.25%, 7/1/43	17,000	18,619,590
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	11,595	11,773,911
(AMT), 5.00%, 4/1/44	9,870	10,211,304
(AMT), 5.00%, 8/1/46	11,915	12,460,230
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	17,330	17,738,121
(AMT), 5.00%, 7/1/43	3,165	3,256,627
(AMT), 5.00%, 7/1/46	15,975	16,752,823
(AMT), 5.00%, 7/1/47	6,500	6,606,470
(AMT), 5.25%, 7/1/48	16,260	16,799,832
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	15,000	15,978,300
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/49	5,000	5,147,700
(AMT), 5.50%, 5/1/43	7,200	8,064,144
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	9,940	10,874,857
Triborough Bridge and Tunnel Authority, NY, (LOC: Barclays Bank PLC), 4.00%, 1/1/32(4)	13,630	13,630,000
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	9,070	8,791,732
		$ 846,247,498
Water and Sewer — 5.0%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/47	$4,000	$ 4,338,440
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	5,000	5,540,500
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	5,305	5,192,057
District of Columbia Water and Sewer Authority, 4.00%, 10/1/51	10,935	10,757,525
Fort Lauderdale, FL, Water & Sewer Revenue, 5.50%, 9/1/48	11,000	12,577,510
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	$3,000	$ 2,959,590
JEA, FL, Water and Sewer System Revenue:
5.25%, 10/1/49	7,800	8,684,832
(SPA: U.S. Bank, N.A.), 4.00%, 10/1/38(4)	5,450	5,450,000
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	4,000	3,936,440
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,108,114
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/49	10,000	9,703,900
5.00%, 6/15/47(2)	8,000	8,705,200
5.00%, 6/15/50	5,000	5,302,000
5.25%, 6/15/47	20,000	22,368,000
5.25%, 6/15/48	13,500	15,083,550
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 6/15/43(4)	14,995	14,995,000
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	5,000	5,276,350
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	17,200	19,370,984
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	9,000	9,648,720
Sarasota County, FL, Utility System Revenue, 5.25%, 10/1/52	15,000	16,540,350
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/52	8,610	9,334,273
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	5,190	5,064,194
		$ 208,937,529
Total Tax-Exempt Municipal Obligations (identified cost $3,827,861,633)		$3,960,062,666

Taxable Municipal Obligations — 6.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,313,165
University of California, 5.35%, 7/1/41(1)	5,000	5,000,000
		$ 6,313,165

21
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Los Angeles Community College District, CA:
1.806%, 8/1/30	$15,000	$ 12,987,600
2.106%, 8/1/32	2,650	2,227,033
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	6,667	3,862,071
		$ 19,076,704
Hospital — 0.9%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$ 34,090,395
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: JPMorgan Chase Bank, N.A.), 5.30%, 8/1/42(4)	5,000	5,000,000
		$ 39,090,395
Housing — 1.4%
Maine Housing Authority:
(SPA: Barclays Bank PLC), 5.37%, 11/15/52(1)	$27,310	$ 27,310,000
(SPA: TD Bank, N.A.), 5.35%, 11/15/50(1)	7,140	7,140,000
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 5.35%, 1/1/47(1)	22,420	22,420,000
		$ 56,870,000
Industrial Development Revenue — 0.0%(8)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(7)	$8,071	$ 1,452,794
		$ 1,452,794
Insured - Transportation — 1.0%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/43	$14,295	$ 4,446,888
(AMBAC), 0.00%, 10/1/26	14,395	12,601,239
(AMBAC), 0.00%, 10/1/27	22,355	18,609,867
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	7,153,473
		$ 42,811,467
Lease Revenue/Certificates of Participation — 0.3%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 610,775
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	300	298,092
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	10,000	9,934,200
		$ 10,843,067
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.5%
Golden State Tobacco Securitization Corp., CA, 3.714%, 6/1/41	$28,000	$ 22,026,200
		$ 22,026,200
Special Tax Revenue — 0.3%
JobsOhio Beverage System, OH, 4.433%, 1/1/33	$12,575	$ 12,461,322
		$ 12,461,322
Transportation — 0.4%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 17,594,747
		$ 17,594,747
Water and Sewer — 1.1%
Metropolitan Water District of Southern California:
(SPA: PNC Bank, N.A.), 5.32%, 7/1/46(1)	$10,000	$ 10,000,000
(SPA: TD Bank, N.A.), 5.33%, 7/1/37(1)	36,250	36,250,000
		$ 46,250,000
Total Taxable Municipal Obligations (identified cost $286,060,886)		$ 274,789,861
Total Investments — 101.9% (identified cost $4,160,039,123)		$4,279,961,409
Other Assets, Less Liabilities — (1.9)%		$ (79,592,120)
Net Assets — 100.0%		$4,200,369,289
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $53,747,494 or 1.3% of the Fund's net assets.

22
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Amount is less than 0.05%.
(9)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2024.
At March 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	17.9%
California	14.0%
Texas	11.4%
Others, representing less than 10% individually	57.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2024, 6.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 3.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
23
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Statements of Assets and Liabilities (Unaudited)

	March 31, 2024
	AMT-Free Fund	National Fund
Assets
Investments:
Identified cost	$ 220,544,507	$ 4,160,039,123
Unrealized appreciation	7,467,005	119,922,286
Investments, at value	$228,011,512	$4,279,961,409
Cash	$ 41,794	$ 239,378
Interest receivable	2,620,685	49,679,948
Receivable for investments sold	—	46,365,869
Receivable for Fund shares sold	110,333	8,746,885
Trustees' deferred compensation plan	101,324	383,114
Total assets	$230,885,648	$4,385,376,603
Liabilities
Payable for floating rate notes issued	$ 4,007,324	$ 54,916,341
Payable for when-issued securities	5,962,608	115,545,217
Payable for Fund shares redeemed	507,422	8,989,398
Distributions payable	113,339	2,252,572
Payable to affiliates:
Investment adviser fee	80,818	1,132,247
Distribution and service fees	25,212	290,579
Trustees' deferred compensation plan	101,324	383,114
Interest expense and fees payable	50,584	524,398
Accrued expenses	104,008	973,448
Total liabilities	$ 10,952,639	$ 185,007,314
Net Assets	$219,933,009	$4,200,369,289
Sources of Net Assets
Paid-in capital	$ 262,035,760	$ 4,524,193,086
Accumulated loss	(42,102,751)	(323,823,797)
Net Assets	$219,933,009	$4,200,369,289
Class A Shares
Net Assets	$ 105,133,787	$ 1,191,678,107
Shares Outstanding	12,897,118	128,168,326
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.15	$ 9.30
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.42	$ 9.61
Class C Shares
Net Assets	$ 2,981,014	$ 44,876,792
Shares Outstanding	367,856	4,827,192
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.10	$ 9.30
Class I Shares
Net Assets	$ 111,818,208	$ 2,963,814,390
Shares Outstanding	12,561,978	318,815,888
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.90	$ 9.30
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
24
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2024
	AMT-Free Fund	National Fund
Investment Income
Interest income	$ 5,077,764	$ 88,616,009
Total investment income	$ 5,077,764	$ 88,616,009
Expenses
Investment adviser fee	$ 481,998	$ 6,399,231
Distribution and service fees:
Class A	130,520	1,451,765
Class C	16,587	225,449
Trustees’ fees and expenses	7,633	54,250
Custodian fee	32,593	338,830
Transfer and dividend disbursing agent fees	41,129	832,550
Legal and accounting services	45,604	156,662
Printing and postage	4,095	49,748
Registration fees	32,838	127,653
Interest expense and fees	111,945	1,101,887
Miscellaneous	21,827	117,799
Total expenses	$ 926,769	$ 10,855,824
Net investment income	$ 4,150,995	$ 77,760,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 170,430	$ (16,449,356)
Futures contracts	—	1,196,126
Net realized gain (loss)	$ 170,430	$ (15,253,230)
Change in unrealized appreciation (depreciation):
Investments	$ 14,468,805	$ 243,906,637
Futures contracts	—	(4,363,160)
Net change in unrealized appreciation (depreciation)	$14,468,805	$239,543,477
Net realized and unrealized gain	$14,639,235	$224,290,247
Net increase in net assets from operations	$18,790,230	$302,050,432
25
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,150,995	$ 77,760,185
Net realized gain (loss)	170,430	(15,253,230)
Net change in unrealized appreciation (depreciation)	14,468,805	239,543,477
Net increase in net assets from operations	$ 18,790,230	$ 302,050,432
Distributions to shareholders:
Class A	$ (1,869,946)	$ (22,268,581)
Class C	(47,005)	(695,423)
Class I	(2,193,074)	(54,782,288)
Total distributions to shareholders	$ (4,110,025)	$ (77,746,292)
Transactions in shares of beneficial interest:
Class A	$ (2,494,005)	$ (3,758,232)
Class C	(491,049)	(3,468,383)
Class I	(12,202,937)	300,160,979
Net increase (decrease) in net assets from Fund share transactions	$ (15,187,991)	$ 292,934,364
Net increase (decrease) in net assets	$ (507,786)	$ 517,238,504
Net Assets
At beginning of period	$ 220,440,795	$ 3,683,130,785
At end of period	$219,933,009	$4,200,369,289
26
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2023
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,754,263	$ 133,637,938
Net realized loss	(5,868,207)	(49,314,855)
Net change in unrealized appreciation (depreciation)	1,277,150	4,443,142
Net increase in net assets from operations	$ 4,163,206	$ 88,766,225
Distributions to shareholders:
Class A	$ (3,899,645)	$ (43,200,549)
Class C	(114,999)	(1,519,512)
Class I	(4,682,937)	(86,466,621)
Total distributions to shareholders	$ (8,697,581)	$ (131,186,682)
Transactions in shares of beneficial interest:
Class A	$ (11,277,440)	$ (49,788,169)
Class C	(1,635,102)	(10,052,301)
Class I	(418,520)	658,700,475
Net increase (decrease) in net assets from Fund share transactions	$ (13,331,062)	$ 598,860,005
Net increase (decrease) in net assets	$ (17,865,437)	$ 556,439,548
Net Assets
At beginning of year	$ 238,306,232	$ 3,126,691,237
At end of year	$220,440,795	$3,683,130,785
27
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.620	$ 7.790	$ 9.290	$ 9.250	$ 9.250	$ 8.870
Income (Loss) From Operations
Net investment income(1)	$ 0.145	$ 0.280	$ 0.227	$ 0.236	$ 0.274	$ 0.317
Net realized and unrealized gain (loss)	0.528	(0.171)	(1.495)	0.053	0.011 (2)	0.381
Total income (loss) from operations	$ 0.673	$ 0.109	$ (1.268)	$ 0.289	$ 0.285	$ 0.698
Less Distributions
From net investment income	$ (0.143)	$ (0.279)	$ (0.232)	$ (0.249)	$ (0.285)	$ (0.318)
Total distributions	$ (0.143)	$ (0.279)	$ (0.232)	$ (0.249)	$ (0.285)	$ (0.318)
Net asset value — End of period	$ 8.150	$ 7.620	$ 7.790	$ 9.290	$ 9.250	$ 9.250
Total Return(3)	8.88% (4)	1.29%	(13.85)%	3.14%	3.12%	8.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105,134	$100,835	$113,933	$157,981	$158,729	$150,853
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.85% (5)	0.83%	0.79%	0.76%	0.78%	0.81%
Interest and fee expense(6)	0.10% (5)	0.17%	0.07%	0.04%	0.14%	0.23%
Total expenses	0.95% (5)	1.00%	0.86%	0.80%	0.92%	1.04%
Net investment income	3.62% (5)	3.50%	2.61%	2.53%	2.97%	3.51%
Portfolio Turnover	25% (4)	53%	60%	32%	58%	33%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
28
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.580	$ 7.740	$ 9.240	$ 9.200	$ 9.200	$ 8.820
Income (Loss) From Operations
Net investment income(1)	$ 0.114	$ 0.219	$ 0.159	$ 0.167	$ 0.204	$ 0.249
Net realized and unrealized gain (loss)	0.519	(0.162)	(1.493)	0.051	0.011 (2)	0.380
Total income (loss) from operations	$ 0.633	$ 0.057	$(1.334)	$ 0.218	$ 0.215	$ 0.629
Less Distributions
From net investment income	$ (0.113)	$ (0.217)	$ (0.166)	$ (0.178)	$ (0.215)	$ (0.249)
Total distributions	$(0.113)	$(0.217)	$(0.166)	$(0.178)	$ (0.215)	$ (0.249)
Net asset value — End of period	$ 8.100	$ 7.580	$ 7.740	$ 9.240	$ 9.200	$ 9.200
Total Return(3)	8.52% (4)	0.51%	(14.59)%	2.38%	2.36%	7.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,981	$ 3,258	$ 4,906	$ 9,017	$15,094	$19,715
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.60% (5)	1.58%	1.54%	1.51%	1.53%	1.56%
Interest and fee expense(6)	0.10% (5)	0.17%	0.07%	0.04%	0.14%	0.23%
Total expenses	1.70% (5)	1.75%	1.61%	1.55%	1.67%	1.79%
Net investment income	2.87% (5)	2.74%	1.83%	1.80%	2.23%	2.78%
Portfolio Turnover	25% (4)	53%	60%	32%	58%	33%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
29
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.320	$ 8.500	$ 10.150	$ 10.110	$ 10.100	$ 9.680
Income (Loss) From Operations
Net investment income(1)	$ 0.169	$ 0.328	$ 0.271	$ 0.283	$ 0.323	$ 0.370
Net realized and unrealized gain (loss)	0.579	(0.182)	(1.644)	0.055	0.023 (2)	0.422
Total income (loss) from operations	$ 0.748	$ 0.146	$ (1.373)	$ 0.338	$ 0.346	$ 0.792
Less Distributions
From net investment income	$ (0.168)	$ (0.326)	$ (0.277)	$ (0.298)	$ (0.336)	$ (0.372)
Total distributions	$ (0.168)	$ (0.326)	$ (0.277)	$ (0.298)	$ (0.336)	$ (0.372)
Net asset value — End of period	$ 8.900	$ 8.320	$ 8.500	$ 10.150	$ 10.110	$ 10.100
Total Return(3)	9.03% (4)	1.49%	(13.64)%	3.36%	3.48%	8.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$111,818	$116,348	$119,467	$184,002	$168,113	$145,788
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.60% (5)	0.58%	0.54%	0.51%	0.53%	0.56%
Interest and fee expense(6)	0.10% (5)	0.17%	0.07%	0.04%	0.14%	0.23%
Total expenses	0.70% (5)	0.75%	0.61%	0.55%	0.67%	0.79%
Net investment income	3.87% (5)	3.75%	2.84%	2.77%	3.21%	3.76%
Portfolio Turnover	25% (4)	53%	60%	32%	58%	33%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
30
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.750	$ 8.780	$ 10.310	$ 10.240	$ 10.140	$ 9.650
Income (Loss) From Operations
Net investment income(1)	$ 0.175	$ 0.340	$ 0.224	$ 0.223	$ 0.265	$ 0.322
Net realized and unrealized gain (loss)	0.550	(0.037)	(1.507)	0.082	0.119	0.491
Total income (loss) from operations	$ 0.725	$ 0.303	$ (1.283)	$ 0.305	$ 0.384	$ 0.813
Less Distributions
From net investment income	$ (0.175)	$ (0.333)	$ (0.247)	$ (0.235)	$ (0.284)	$ (0.323)
Total distributions	$ (0.175)	$ (0.333)	$ (0.247)	$ (0.235)	$ (0.284)	$ (0.323)
Net asset value — End of period	$ 9.300	$ 8.750	$ 8.780	$ 10.310	$ 10.240	$ 10.140
Total Return(2)	8.33% (3)	3.38%	(12.62)%	2.99%	3.84%	8.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,191,678	$1,126,345	$1,179,909	$1,558,418	$1,620,505	$1,605,407
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.66% (4)	0.67%	0.64%	0.61%	0.64%	0.68%
Interest and fee expense(5)	0.06% (4)	0.08%	0.03%	0.02%	0.05%	0.12%
Total expenses	0.72% (4)	0.75%	0.67%	0.63%	0.69%	0.80%
Net investment income	3.83% (4)	3.73%	2.30%	2.15%	2.61%	3.26%
Portfolio Turnover	38% (3)	86%	151%	56%	105%	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
31
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.750	$ 8.780	$10.310	$ 10.240	$ 10.140	$ 9.650
Income (Loss) From Operations
Net investment income(1)	$ 0.141	$ 0.271	$ 0.148	$ 0.146	$ 0.190	$ 0.252
Net realized and unrealized gain (loss)	0.550	(0.036)	(1.504)	0.081	0.119	0.488
Total income (loss) from operations	$ 0.691	$ 0.235	$ (1.356)	$ 0.227	$ 0.309	$ 0.740
Less Distributions
From net investment income	$ (0.141)	$ (0.265)	$ (0.174)	$ (0.157)	$ (0.209)	$ (0.250)
Total distributions	$ (0.141)	$ (0.265)	$ (0.174)	$ (0.157)	$ (0.209)	$ (0.250)
Net asset value — End of period	$ 9.300	$ 8.750	$ 8.780	$10.310	$ 10.240	$ 10.140
Total Return(2)	7.93% (3)	2.60%	(13.28)%	2.22%	3.08%	7.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,877	$45,670	$55,558	$ 94,851	$131,330	$172,417
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.41% (4)	1.42%	1.39%	1.36%	1.39%	1.43%
Interest and fee expense(5)	0.06% (4)	0.08%	0.03%	0.02%	0.05%	0.12%
Total expenses	1.47% (4)	1.50%	1.42%	1.38%	1.44%	1.55%
Net investment income	3.08% (4)	2.98%	1.52%	1.41%	1.87%	2.57%
Portfolio Turnover	38% (3)	86%	151%	56%	105%	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
32
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.750	$ 8.780	$ 10.310	$ 10.240	$ 10.140	$ 9.650
Income (Loss) From Operations
Net investment income(1)	$ 0.186	$ 0.363	$ 0.248	$ 0.248	$ 0.289	$ 0.341
Net realized and unrealized gain (loss)	0.551	(0.037)	(1.507)	0.082	0.120	0.495
Total income (loss) from operations	$ 0.737	$ 0.326	$ (1.259)	$ 0.330	$ 0.409	$ 0.836
Less Distributions
From net investment income	$ (0.187)	$ (0.356)	$ (0.271)	$ (0.260)	$ (0.309)	$ (0.346)
Total distributions	$ (0.187)	$ (0.356)	$ (0.271)	$ (0.260)	$ (0.309)	$ (0.346)
Net asset value — End of period	$ 9.300	$ 8.750	$ 8.780	$ 10.310	$ 10.240	$ 10.140
Total Return(2)	8.47% (3)	3.64%	(12.40)%	3.24%	4.10%	8.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,963,814	$2,511,115	$1,891,224	$2,347,177	$1,797,038	$1,348,563
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.41% (4)	0.42%	0.39%	0.36%	0.39%	0.43%
Interest and fee expense(5)	0.06% (4)	0.08%	0.03%	0.02%	0.05%	0.12%
Total expenses	0.47% (4)	0.50%	0.42%	0.38%	0.44%	0.55%
Net investment income	4.08% (4)	3.98%	2.55%	2.39%	2.85%	3.45%
Portfolio Turnover	38% (3)	86%	151%	56%	105%	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
33
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2024, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
34

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2024. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2024, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	AMT-Free Fund	National Fund
Floating Rate Notes Outstanding	$4,007,324	$54,916,341
Interest Rate or Range of Interest Rates (%)	3.67	3.64 - 3.68
Collateral for Floating Rate Notes Outstanding	$5,463,760	$74,340,045
For the six months ended March 31, 2024, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	AMT-Free Fund	National Fund
Average Floating Rate Notes Outstanding	$5,372,951	$54,800,000
Average Interest Rate	4.17%	4.02%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2024.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
35

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds' value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2023, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	AMT-Free Fund	National Fund
Deferred capital losses:
Short-term	$26,756,879	$294,364,229
Long-term	$23,706,355	$123,914,103
36

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
	AMT-Free Fund	National Fund
Aggregate cost	$216,455,126	$4,111,634,189
Gross unrealized appreciation	$ 9,823,938	$ 148,576,399
Gross unrealized depreciation	(2,274,876)	(35,165,520)
Net unrealized appreciation	$ 7,549,062	$ 113,410,879
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended March 31, 2024, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	AMT-Free Fund	National Fund
Investment Adviser Fee	$481,998	$6,399,231
Effective Annual Rate	0.43%	0.33%
EVM serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales
37

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2024 were as follows:
	AMT-Free Fund	National Fund
EVM's Sub-Transfer Agent Fees	$5,388	$82,380
EVD's Class A Sales Charges	$ 812	$18,616
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$ 6,534
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2024 for Class A shares amounted to the following:
	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$130,520	$1,451,765
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended March 31, 2024, the Funds paid or accrued to EVD the following distribution fees:
	AMT-Free Fund	National Fund
Class C Distribution Fees	$12,440	$169,087
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2024 amounted to the following:
	AMT-Free Fund	National Fund
Class C Service Fees	$4,147	$56,362
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
38

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2024, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	AMT-Free Fund	National Fund
Class A	$ — (1)	$ 125
Class C	$ —	$1,071
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended March 31, 2024 were as follows:
	AMT-Free Fund	National Fund
Purchases	$56,332,530	$1,812,659,295
Sales	$65,958,512	$1,503,298,186
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
AMT-Free Fund
	Six Months Ended March 31, 2024 (Unaudited)			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,071,119	$ 8,651,609	1,888,917	$ 14,993,570
Issued to shareholders electing to receive payments of distributions in Fund shares	191,793	1,540,989	412,323	3,293,503
Redemptions	(1,596,485)	(12,686,603)	(3,699,939)	(29,564,513)
Net decrease	(333,573)	$ (2,494,005)	(1,398,699)	$(11,277,440)
Class C
Sales	64,629	$ 519,768	132,801	$ 1,060,779
Issued to shareholders electing to receive payments of distributions in Fund shares	5,575	44,572	13,573	107,806
Redemptions	(132,299)	(1,055,389)	(350,028)	(2,803,687)
Net decrease	(62,095)	$ (491,049)	(203,654)	$ (1,635,102)
39

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

AMT-Free Fund (continued)
	Six Months Ended March 31, 2024 (Unaudited)			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	1,497,106	$ 13,093,521	7,686,554	$ 67,351,799
Issued to shareholders electing to receive payments of distributions in Fund shares	213,721	1,874,811	462,122	4,032,283
Redemptions	(3,129,392)	(27,171,269)	(8,214,826)	(71,802,602)
Net decrease	(1,418,565)	$(12,202,937)	(66,150)	$ (418,520)
National Fund
	Six Months Ended March 31, 2024 (Unaudited)			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	10,320,050	$ 94,607,356	17,509,254	$ 159,744,009
Issued to shareholders electing to receive payments of distributions in Fund shares	2,088,244	19,147,473	4,046,834	36,759,694
Redemptions	(12,986,017)	(117,513,061)	(27,121,465)	(246,291,872)
Net decrease	(577,723)	$ (3,758,232)	(5,565,377)	$ (49,788,169)
Class C
Sales	748,307	$ 6,874,141	1,180,431	$ 10,743,048
Issued to shareholders electing to receive payments of distributions in Fund shares	68,398	626,714	151,181	1,373,270
Redemptions	(1,210,304)	(10,969,238)	(2,435,564)	(22,168,619)
Net decrease	(393,599)	$ (3,468,383)	(1,103,952)	$ (10,052,301)
Class I
Sales	93,138,790	$ 848,493,465	195,677,015	$ 1,778,704,708
Issued to shareholders electing to receive payments of distributions in Fund shares	4,883,772	44,799,199	7,485,180	67,982,627
Redemptions	(66,286,888)	(593,131,685)	(131,390,441)	(1,187,986,860)
Net increase	31,735,674	$ 300,160,979	71,771,754	$ 658,700,475
8  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At March 31, 2024, there were no obligations outstanding under these financial instruments.
40

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2024, National Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2024 was as follows:
National Fund
Realized Gain (Loss) on Derivatives Recognized in Income	$ 1,196,126(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(4,363,160) (2)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended March 31, 2024, which is indicative of the volume of this derivative type, was approximately as follows:
National Fund
Average Notional Cost:
Futures Contracts — Short	$31,317,000
9  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
41

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 944,978	$ —	$ 944,978
Tax-Exempt Municipal Obligations	—	227,066,534	—	227,066,534
Total Investments	$ —	$ 228,011,512	$ —	$ 228,011,512
National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 45,108,882	$ —	$ 45,108,882
Tax-Exempt Municipal Obligations	—	3,960,062,666	—	3,960,062,666
Taxable Municipal Obligations	—	274,789,861	—	274,789,861
Total Investments	$ —	$4,279,961,409	$ —	$4,279,961,409
42

Eaton Vance
Municipal Income Funds
March 31, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
43

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
44

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
45

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
46

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
47

This Page Intentionally Left Blank

Investment Advisers
AMT-Free Municipal Income Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
National Municipal Income Fund
Boston Management and Research
One Post Office Square
Boston, MA 02109
Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 17, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 17, 2024